UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	1/31/2011

Item 1.	Schedule of Investments

Large Capitalization Growth Portfolio

Schedule of Investments

as of January 31, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS — 97.9%
Aerospace & Defense — 2.4%
6,240	Boeing Co. (The)	$ 433,555
31,838	General Dynamics Corp.	2,400,585
13,680	Goodrich Corp.	1,239,682
14,960	United Technologies Corp.	1,216,248

		5,290,070

Agriculture — 0.2%
4,810	Bunge Ltd. (Bermuda)	327,417

Agriculture/Heavy Equipment — 2.5%
73,346	Monsanto Co.	5,382,129

Auto Parts and Equipment — 0.7%
4,300	Borgwarner, Inc.*	289,949
30,070	Johnson Controls, Inc.	1,154,387

		1,444,336

Automobile Manufacturers — 0.8%
56,085	Ford Motor Co.*	894,556
25,580	General Motors Co.*	933,414

		1,827,970

Beverages — 0.6%
17,240	Coca-Cola Co. (The)	1,083,534
2,857	Pernod-Ricard SA (France)	272,369

		1,355,903

Biotechnology — 0.2%
12,310	Gilead Sciences, Inc.*	472,458

Broadcasting — 0.1%
4,990	Discovery Communications, Inc. (Class A Stock)*(a)	194,610

Business Services — 0.5%
4,860	MasterCard, Inc. (Class A Stock)	1,149,439

Chemicals — 6.2%
4,140	Airgas, Inc.	259,454
157,228	Dow Chemical Co. (The)	5,578,449
35,674	PPG Industries, Inc.	3,006,605
48,939	Praxair, Inc.	4,553,285

		13,397,793

Clothing & Apparel — 0.1%
7,360	Avon Products, Inc.	208,362

Commercial Banks — 3.9%
92,600	Itau Unibanco Holding SA, (PRFC Shares), ADR (Brazil)	1,990,900
40,315	PNC Financial Services Group, Inc.	2,418,900
154,786	U.S. Bancorp	4,179,222

		8,589,022

Commercial Services — 0.1%
9,600	Verisk Analytics, Inc. (Class A Stock)*	324,768

Communication Equipment — 0.3%
16,890	Juniper Networks, Inc.*	626,957

Computer Hardware — 7.4%
38,117	Apple, Inc.*	12,933,860
22,640	Hewlett-Packard Co.	1,034,422
13,040	International Business Machines Corp.	2,112,480

		16,080,762

Computer Services & Software — 5.4%
31,740	Accenture PLC (Class A Stock) (Ireland)	1,633,658
34,224	Amazon.com, Inc.*	5,805,759
13,060	Cognizant Technology Solutions Corp. (Class A Stock)*	952,727
18,700	Microsoft Corp.	518,457
19,298	salesforce.com, Inc.*	2,492,144
9,211	Teradata Corp.*	395,981

		11,798,726

Computers & Peripherals — 1.3%
111,980	EMC Corp.*	2,787,182

Consumer Finance — 0.2%
10,740	American Express Co.	465,901

Consumer Products & Services — 0.1%
4,090	Procter & Gamble Co. (The)	258,202

Cosmetics & Toiletries — 0.6%
16,136	Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	1,298,948

Diversified — 0.1%
3,020	3M Co.	265,518

Diversified Financial Services — 2.6%
14,890	Affiliated Managers Group, Inc.*	1,516,249
2,015	BlackRock, Inc.	399,010
665,100	Citigroup, Inc.*	3,205,782
1,860	CME Group, Inc.	573,922

		5,694,963

Electronic Components — 0.8%
32,290	Thermo Fisher Scientific, Inc.*	1,849,248

Electronics — 0.3%
13,040	Agilent Technologies, Inc.*	545,463

Engineering/Construction — 0.6%
17,400	Fluor Corp.	1,203,906

Entertainment & Leisure — 0.5%
9,740	Hasbro, Inc.	429,437
13,160	Las Vegas Sands Corp.*	611,808

		1,041,245

Environmental Services — 0.2%
5,160	Stericycle, Inc.*	405,008

Financial - Bank & Trust — 1.6%
21,810	Charles Schwab Corp. (The)	393,671
96,979	Wells Fargo & Co.	3,144,059

		3,537,730

Financial Services — 2.3%
19,590	Goldman Sachs Group, Inc. (The)	3,205,316
4,420	Invesco Ltd. (Bermuda)	109,351
35,050	JPMorgan Chase & Co.	1,575,147
3,000	Visa, Inc. (Class A Stock)	209,550

		5,099,364

Food — 0.1%
4,150	Whole Foods Market, Inc.	214,596

Hand/Machine Tools — 0.2%
6,230	Stanley Black & Decker, Inc.	452,796

Healthcare-Products — 0.8%
17,300	Covidien PLC (Ireland)	821,231
5,000	Gen-Probe, Inc.*	314,450
7,590	Hospira, Inc.*	419,196
2,400	IDEXX Laboratories, Inc.*(a)	172,080

		1,726,957

Hotels, Restaurants & Leisure — 2.8%
16,310	Marriott International, Inc. (Class A Stock)	644,082
45,766	McDonald’s Corp.	3,371,581
18,027	Wynn Resorts Ltd.	2,097,081

		6,112,744

Internet — 1.7%
34,365	Baidu, Inc., ADR (Cayman Islands)*	3,733,070

Internet Software & Services — 7.3%
7,787	F5 Networks, Inc.*	843,955
5,190	Google, Inc. (Class A Stock)*	3,115,868
251,778	Oracle Corp.	8,064,449
8,323	priceline.com, Inc.*	3,566,572
9,530	VeriSign, Inc.	320,685

		15,911,529

Leisure — 0.6%
27,830	Carnival Corp. (Panama)	1,244,279

Machinery & Equipment — 1.0%
20,310	Cummins, Inc.	2,150,423

Media — 1.8%
25,700	DIRECTV (Class A Stock)*	1,089,423
11,320	Time Warner Cable, Inc.	767,836
14,770	Viacom, Inc. (Class B Stock)	613,693
39,530	Walt Disney Co. (The)	1,536,531

		4,007,483

Medical Supplies & Equipment — 0.2%
11,300	Medtronic, Inc.	433,016

Metals & Mining — 4.4%
53,124	BHP Billiton PLC, ADR (United Kingdom)	4,075,142
5,800	Cameco Corp. (Canada)	240,526
13,667	Freeport-McMoRan Copper & Gold, Inc.	1,486,286
21,662	Precision Castparts Corp.	3,097,450
10,650	Teck Resources Ltd. (Class B Stock) (Canada)	645,390

		9,544,794

Miscellaneous Manufacturers — 4.1%
108,399	Danaher Corp.	4,992,858
23,112	Eaton Corp.	2,495,172
23,820	Honeywell International, Inc.	1,334,158

		8,822,188

Oil & Gas Services — 1.1%
18,350	Cameron International Corp.*	978,055
14,700	Occidental Petroleum Corp.	1,421,196

		2,399,251

Oil, Gas & Consumable Fuels — 5.2%
44,488	Anadarko Petroleum Corp.	3,429,135
4,510	Apache Corp.	538,314
12,260	EOG Resources, Inc.	1,304,341
38,180	Halliburton Co.	1,718,100
3,800	Noble Energy, Inc.	346,180
23,930	Schlumberger Ltd. (Netherlands)	2,129,531
10,170	Southwestern Energy Co.*	401,715
60,570	Weatherford International Ltd. (Switzerland)*	1,436,720

		11,304,036

Pharmaceuticals — 2.3%
6,590	Abbott Laboratories	297,604
5,270	Allergan, Inc.	372,115
24,710	AmerisourceBergen Corp.	886,101
7,840	Express Scripts, Inc.*	441,627
24,841	Mead Johnson Nutrition Co.	1,440,033
11,850	Medco Health Solutions, Inc.*	723,087
16,400	Teva Pharmaceutical Industries Ltd., ADR (Israel)	896,260

		5,056,827

Retail — 0.7%
17,940	Costco Wholesale Corp.	1,288,810
4,029	Starbucks Corp.	127,034

		1,415,844

Retail & Merchandising — 6.2%
9,080	Abercrombie & Fitch Co. (Class A Stock)	457,723
237,578	Cie Financiere Richemont SA, ADR (Switzerland)	1,282,921
26,050	Kohl’s Corp.*	1,322,819
37,300	Lowe’s Cos., Inc.	925,040
31,199	Nordstrom, Inc.	1,284,775
12,430	Target Corp.	681,537
37,447	Tiffany & Co.	2,176,794
49,888	TJX Cos., Inc. (The)	2,364,192
30,210	Walgreen Co.	1,221,692
38,526	Yum! Brands, Inc.	1,801,476

		13,518,969

Semiconductors — 2.0%
38,600	Advanced Micro Devices, Inc.*	302,238
15,200	ASML Holding NV (Netherlands)	638,552
74,550	Broadcom Corp. (Class A Stock)	3,361,459

		4,302,249

Software — 2.4%
21,740	Autodesk, Inc.*	884,383
4,640	Cerner Corp.*(a)	458,664
10,600	Check Point Software Technologies Ltd. (Israel)*	472,230
15,950	Intuit, Inc.*	748,534
27,640	MSCI, Inc. (Class A Stock)*	946,117
42,240	Nuance Communications, Inc.*	858,739
12,090	Red Hat, Inc.*	499,559
10,850	VeriFone Systems, Inc.*(a)	433,349

		5,301,575

Specialty Retail — 0.6%
55,610	Staples, Inc.	1,240,659

Telecommunications — 2.7%
31,480	American Tower Corp. (Class A Stock)*	1,601,073
96,120	Cisco Systems, Inc.*	2,032,938
13,720	Corning, Inc.	304,721
9,820	Crown Castle International Corp.*	414,109
29,360	QUALCOMM, Inc.	1,589,257

		5,942,098

Textiles, Apparel & Luxury Goods — 2.2%
57,562	NIKE, Inc. (Class B Stock)(a)	4,747,714

Tobacco — 0.2%
7,510	Philip Morris International, Inc.	429,872

Transportation — 4.6%
24,560	FedEx Corp.	2,218,259
10,830	Kansas City Southern*	541,284
64,170	Union Pacific Corp.	6,072,407
15,200	United Parcel Service, Inc. (Class B Stock)	1,088,624

		9,920,574

Utilities — 0.1%
1,600	First Solar, Inc.*(a)	247,328

	TOTAL COMMON STOCKS (cost $157,203,439)	213,104,271

PREFERRED STOCK — 0.4%
Financial - Bank & Trust
35,375	Wells Fargo & Co., Series J, 8.00% (cost $806,499)(a)	969,629

	TOTAL LONG-TERM INVESTMENTS (cost $158,009,938)	214,073,900

SHORT-TERM INVESTMENT — 3.8%
AFFILIATED MONEY MARKET MUTUAL FUND
8,194,429	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,194,429; includes $6,047,374 of cash collateral for securities on loan)(b)(w)	8,194,429

	TOTAL INVESTMENTS — 102.1% (cost $166,204,367)(p)	222,268,329
	Liabilities in excess of other assets — (2.1)%	(4,571,044)

	NET ASSETS — 100%	$217,697,285

The following abbreviations are used in the Portfolio descriptions:

ADR American Depositary Receipt

PRFC Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,955,544; cash collateral of $6,047,374 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of investments was $172,836,759; accordingly, net unrealized appreciation on investments for federal income tax purposes was $49,431,570 (gross unrealized appreciation $49,769,297; gross unrealized depreciation $337,727). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$213,104,271	$—	$—
Preferred Stock	969,629	—	—
Affiliated Money Market Mutual Fund	8,194,429

Total	$222,268,329	$—	$—

Large Capitalization Value Portfolio

Schedule of Investments

as of January 31, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace & Defense — 4.4%
9,709	Boeing Co. (The)	$ 674,581
18,300	Embraer SA, ADR (Brazil)	603,900
19,722	General Dynamics Corp.	1,487,039
31,300	Lockheed Martin Corp.	2,491,480
39,900	Northrop Grumman Corp.	2,765,070
18,205	United Technologies Corp.	1,480,067

		9,502,137

Air Freight & Logistics — 0.2%
5,000	FedEx Corp.	451,600

Automobile — 0.3%
18,000	Harley-Davidson, Inc.	713,700

Beverages — 1.0%
21,600	Molson Coors Brewing Co. (Class B Stock)	1,012,392
16,688	PepsiCo, Inc.	1,073,205

		2,085,597

Biotechnology — 0.6%
25,184	Amgen, Inc.*	1,387,135

Capital Markets — 1.8%
16,544	Goldman Sachs Group, Inc. (The)	2,706,929
21,300	Morgan Stanley	626,220
12,500	State Street Corp.	584,000

		3,917,149

Chemicals — 1.4%
7,585	Air Products & Chemicals, Inc.	661,791
26,100	Celanese Corp. (Class A Stock)	1,082,889
16,400	PPG Industries, Inc.	1,382,192

		3,126,872

Commercial Banks — 7.1%
80,406	Fifth Third Bancorp	1,195,637
127,661	KeyCorp	1,136,183
65,227	PNC Financial Services Group, Inc.	3,913,620
72,500	Regions Financial Corp.	514,750
63,718	U.S. Bancorp	1,720,386
214,875	Wells Fargo & Co.	6,966,248

		15,446,824

Commercial Services — 0.3%
18,210	Waste Management, Inc.	689,613

Computer Services & Software — 0.3%
12,137	Accenture PLC (Class A Stock) (Ireland)	624,691

Computers — 0.3%
11,315	Research In Motion Ltd. (Canada)*	668,830

Computers & Peripherals — 2.0%
96,701	Hewlett-Packard Co.	4,418,269

Consumer Finance — 0.4%
20,200	Capital One Financial Corp.	972,832

Diversified Financial Services — 6.7%
24,880	American Express Co.	1,079,294
313,632	Bank of America Corp.	4,306,167
512,796	Citigroup, Inc.*	2,471,677
148,235	JPMorgan Chase & Co.	6,661,681

		14,518,819

Diversified Telecommunication Services — 2.7%
90,962	AT&T, Inc.	2,503,274
23,200	CenturyLink, Inc.(a)	1,003,168
63,993	Verizon Communications, Inc.	2,279,431

		5,785,873

Electric Utilities — 3.8%
70,079	American Electric Power Co., Inc.	2,500,418
68,700	Edison International	2,492,436
50,500	Exelon Corp.	2,146,755
24,274	PG&E Corp.	1,123,401

		8,263,010

Electronic Components & Equipment — 0.3%
12,086	Thermo Fisher Scientific, Inc.*	692,165

Electronic Equipment & Instruments — 0.5%
27,425	Tyco Electronics Ltd. (Switzerland)	993,608

Energy Equipment & Services — 1.1%
16,200	Diamond Offshore Drilling, Inc.(a)	1,161,702
22,756	Sempra Energy	1,184,905

		2,346,607

Financial Services — 0.3%
10,582	Ameriprise Financial, Inc.	652,380

Food & Staples Retailing — 3.7%
85,400	CVS Caremark Corp.	2,920,680
80,200	Safeway, Inc.	1,659,338
60,223	Wal-Mart Stores, Inc.	3,376,704

		7,956,722

Food Products — 1.7%
42,000	ConAgra Foods, Inc.	937,860
27,308	Kraft Foods, Inc. (Class A Stock)	834,805
36,136	Nestle SA, ADR (Switzerland)	1,959,294

		3,731,959

Healthcare Equipment & Supplies — 0.2%
12,000	Medtronic, Inc.	459,840

Healthcare Products — 0.6%
27,287	Covidien PLC (Ireland)	1,295,314

Healthcare Providers & Services — 0.9%
14,400	CIGNA Corp.	605,088
33,636	UnitedHealth Group, Inc.	1,380,758

		1,985,846

Hotels, Restaurants & Leisure — 1.5%
19,722	Carnival Corp. (Panama)	881,771
32,274	McDonald’s Corp.	2,377,625

		3,259,396

Household Products — 0.7%
25,139	Kimberly-Clark Corp.	1,627,247

Industrial Conglomerates — 2.5%
6,200	3M Co.	545,104
173,365	General Electric Co.	3,491,571
30,377	Tyco International Ltd. (Switzerland)	1,361,801

		5,398,476

Insurance — 7.0%
33,700	Aflac, Inc.	1,940,446
76,200	Allstate Corp. (The)	2,372,868
63,800	Genworth Financial, Inc. (Class A Stock)*	865,766
60,572	Lincoln National Corp.	1,746,896
14,900	Loews Corp.	596,745
21,400	Marsh & McLennan Cos., Inc.(a)	596,632
85,833	MetLife, Inc.	3,928,576
30,802	Travelers Cos., Inc. (The)	1,732,921
11,000	Unum Group	274,340
51,000	XL Group PLC (Ireland)(a)	1,168,920

		15,224,110

IT Services — 1.7%
22,879	International Business Machines Corp.	3,706,398

Machinery — 0.8%
5,766	Caterpillar, Inc.	559,360
21,355	PACCAR, Inc.	1,206,344

		1,765,704

Media — 2.3%
28,200	CBS Corp. (Class B Stock)	559,206
57,700	Comcast Corp. (Special Class A Stock)	1,237,088
12,137	Time Warner Cable, Inc.	823,253
47,000	Time Warner, Inc.	1,478,150
21,239	Walt Disney Co. (The)	825,560

		4,923,257

Metals & Mining — 2.9%
16,385	BHP Billiton Ltd., ADR (Australia)(a)	1,458,757
18,861	Freeport-McMoRan Copper & Gold, Inc.	2,051,134
32,769	Peabody Energy Corp.	2,078,210
13,350	United States Steel Corp.	769,894

		6,357,995

Miscellaneous Manufacturers — 0.3%
13,497	Illinois Tool Works, Inc.	721,955

Multi-Utilities — 1.4%
15,500	Dominion Resources, Inc.	674,870
70,393	Public Service Enterprise Group, Inc.	2,282,845

		2,957,715

Multiline Retail — 0.7%
46,400	J.C. Penney Co., Inc.	1,488,048

Office Electronics — 0.5%
95,200	Xerox Corp.	1,011,024

Oil, Gas & Consumable Fuels — 12.4%
30,239	Apache Corp.	3,609,327
44,400	Chesapeake Energy Corp.	1,311,132
25,000	Chevron Corp.	2,373,250
96,162	ConocoPhillips	6,871,736
29,128	Exxon Mobil Corp.	2,350,047
28,521	Hess Corp.	2,399,187
36,500	Marathon Oil Corp.	1,668,050
28,218	Occidental Petroleum Corp.	2,728,116
30,000	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)(a)	2,117,100
14,700	Total SA, ADR (France)	863,919
23,200	Valero Energy Corp.	588,352

		26,880,216

Pharmaceuticals — 8.6%
49,044	Abbott Laboratories	2,214,827
70,000	Eli Lilly & Co.	2,433,900
70,227	Johnson & Johnson	4,197,468
106,984	Merck & Co., Inc.	3,548,659
15,200	Novartis AG, ADR (Switzerland)	849,072
294,707	Pfizer, Inc.	5,369,562

		18,613,488

Railroads — 0.8%
18,205	Union Pacific Corp.	1,722,739

Real Estate Investment Trusts — 2.1%
80,000	Annaly Capital Management, Inc.	1,426,400
7,585	AvalonBay Communities, Inc.	879,329
7,585	Boston Properties, Inc.	715,796
5,000	Simon Property Group, Inc.	507,250
10,620	Vornado Realty Trust	935,516

		4,464,291

Retail & Merchandising — 1.5%
21,239	Best Buy Co., Inc.	722,126
21,543	Target Corp.	1,181,202
26,397	TJX Cos., Inc. (The)	1,250,954

		3,154,282

Semiconductors & Semiconductor Equipment — 0.5%
52,391	Intel Corp.	1,124,311

Software — 2.9%
78,058	CA, Inc.	1,857,781
137,720	Microsoft Corp.	3,818,287
21,239	Oracle Corp.	680,285

		6,356,353

Specialty Retail — 1.3%
73,400	Gap, Inc. (The)	1,414,418
24,811	Home Depot, Inc. (The)	912,300
27,308	Staples, Inc.	609,242

		2,935,960

Telecommunications — 1.0%
51,581	Cisco Systems, Inc.*	1,090,938
16,740	Rogers Communications, Inc. (Class B Stock) (Canada)(a)	584,561
45,512	Telefonaktiebolaget LM Ericsson, ADR (Sweden)	562,983

		2,238,482

Textiles, Apparel & Luxury Goods — 0.1%
11,800	Jones Group, Inc. (The)	149,742

Tobacco — 1.2%
45,000	Altria Group, Inc.	1,057,950
27,920	Philip Morris International, Inc.	1,598,141

		2,656,091

Wireless Telecommunication Services — 1.3%
96,145	Vodafone Group PLC, ADR (United Kingdom)(a)	2,726,672

	TOTAL LONG-TERM INVESTMENTS (cost $168,789,299)	214,151,344

SHORT-TERM INVESTMENT — 5.4%
AFFILIATED MONEY MARKET MUTUAL FUND
11,671,087	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $11,671,087; includes $8,424,896 of cash collateral for securities on loan)(b)(w)	11,671,087

	TOTAL INVESTMENTS — 104.0% (cost $180,460,386)(p)	225,822,431
	Liabilities in excess of other assets — (4.0)%	(8,610,762)

	NET ASSETS — 100%	$217,211,669

The following abbreviation is used in the Portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,288,637; cash collateral of $8,424,896 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $191,431,892; accordingly, net unrealized appreciation on investments for federal income tax purposes was $34,390,539 (gross unrealized appreciation $36,749,836; gross unrealized depreciation $2,359,297). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$214,151,344	$—	$—
Affiliated Money Market Mutual Fund	11,671,087	—	—

Total	$225,822,431	$—	$—

Small Capitalization Growth Portfolio

Schedule of Investments

as of January 31, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS
Aerospace/Defense — 1.2%
15,156	AAR Corp.*(a)	$ 406,029
8,642	Triumph Group, Inc.	829,892

		1,235,921

Airlines — 0.9%
4,131	Copa Holdings SA (Class A Stock) (Panama)	232,369
107,589	JetBlue Airways Corp.*(a)	645,534

		877,903

Apparel — 0.5%
11,241	G-III Apparel Group Ltd.*	392,198
5,470	Perry Ellis International, Inc.*	153,981

		546,179

Automotive Parts — 4.7%
83,504	American Axle & Manufacturing Holdings, Inc.*(a)	1,194,107
54,072	ArvinMeritor, Inc.*(a)	1,182,014
18,294	Modine Manufacturing Co.*	301,851
14,357	Monro Muffler Brake, Inc.	474,930
25,986	WABCO Holdings, Inc.*	1,517,582

		4,670,484

Biotechnology — 1.2%
11,726	Emergent Biosolutions, Inc.*	249,060
16,224	Regeneron Pharmaceuticals, Inc.*(a)	546,424
24,027	Seattle Genetics, Inc.*(a)	393,803

		1,189,287

Building Materials — 0.9%
17,944	Texas Industries, Inc.	712,915
6,210	Trex Co., Inc.*	144,569

		857,484

Chemicals — 3.3%
4,434	Balchem Corp.	149,204
23,480	Gulf Resources, Inc.*	224,234
79,251	Huntsman Corp.	1,379,760
18,569	Intrepid Potash, Inc.*(a)	671,084
4,040	NewMarket Corp.	512,514
17,061	Olin Corp.	332,178

		3,268,974

Coal — 0.8%
33,413	Cloud Peak Energy, Inc.*	760,814

Commercial Banks — 0.3%
8,285	UMB Financial Corp.	336,785

Commercial Services — 7.0%
19,100	FTI Consulting, Inc.*(a)	696,577
51,895	Geo Group, Inc. (The)*	1,233,544
5,941	HMS Holdings Corp.*	382,244
10,009	Kelly Services, Inc. (Class A Stock)*	196,927
22,149	Korn Ferry International*	518,287
19,859	Monster Worldwide, Inc.*(a)	330,652
14,319	PAREXEL International Corp.*	332,344
18,191	Sotheby’s	733,097
28,613	SuccessFactors, Inc.*(a)	833,211
23,663	United Rentals, Inc.*	630,619
34,620	Waste Connections, Inc.	1,002,941

		6,890,443

Computer Hardware — 0.8%
44,825	Radiant Systems, Inc.*	818,056

Computer Networking — 0.5%
13,339	Netgear, Inc.*	462,263

Computer Services & Software — 3.9%
19,533	ANSYS, Inc.*	1,024,506
24,180	Fortinet, Inc.*(a)	929,721
16,014	iGate Corp.	246,616
37,604	Riverbed Technology, Inc.*(a)	1,348,855
17,698	Sykes Enterprises, Inc.*	344,757

		3,894,455

Consumer Finance — 0.7%
14,916	EZCORP, Inc. (Class A Stock)*	401,240
8,398	First Cash Financial Services, Inc.*	277,050

		678,290

Distribution/Wholesale — 0.5%
2,554	MWI Veterinary Supply, Inc.*	158,757
13,395	Titan Machinery, Inc.*(a)	324,561

		483,318

Diversified Financial Services — 1.2%
28,051	Duff & Phelps Corp. (Class A Stock)	475,745
28,647	optionsXpress Holdings, Inc.	425,694
4,412	Portfolio Recovery Associates, Inc.*(a)	318,282

		1,219,721

Diversified Machinery — 1.0%
10,590	Applied Industrial Technologies, Inc.	335,279
4,135	Cascade Corp.	194,635
14,215	Cognex Corp.	445,498

		975,412

Electronic Components — 7.5%
29,745	Coherent, Inc.*(a)	1,592,845
12,354	EnerSys*	405,458
23,077	Gentex Corp.(a)	740,079
17,916	Imax Corp. (Canada)*(a)	458,471
15,995	Newport Corp.*	280,712
5,393	OSI Systems, Inc.*	204,880
16,952	OYO Geospace Corp.*	1,624,510
11,165	Plexus Corp.*	301,902
9,525	Rofin-Sinar Technologies, Inc.*	372,428
38,028	Universal Electronics, Inc.*	1,001,277
49,880	Zagg, Inc.*(a)	451,414

		7,433,976

Electronic Components & Equipment — 1.8%
2,081	American Science & Engineering, Inc.	181,047
77,394	GrafTech International Ltd.*	1,625,274

		1,806,321

Energy - Alternate Sources — 0.4%
30,230	LDK Solar Co. Ltd., ADR (Cayman Islands)*(a)	378,177

Energy - Energy Resources — 0.3%
11,877	Trina Solar Ltd., ADR (Cayman Islands)*(a)	309,633

Entertainment & Leisure — 2.9%
25,910	Bally Technologies, Inc.*	1,060,496
49,022	Pinnacle Entertainment, Inc.*	739,252
108,876	Shuffle Master, Inc.*	1,125,234

		2,924,982

Environmental Services — 0.3%
20,355	Calgon Carbon Corp.*	290,262

Food — 0.6%
12,094	Fresh Market, Inc. (The)*	444,696
5,847	Snyders-Lance, Inc.(a)	121,267

		565,963

Hand/Machine Tools — 1.0%
14,127	Regal-Beloit Corp.	942,836

Healthcare Services — 3.0%
22,926	Align Technology, Inc.*	477,549
26,605	Centene Corp.*	737,491
15,285	Gentiva Health Services, Inc.*	351,861
14,721	Hanger Orthopedic Group, Inc.*	302,516
29,904	ICON PLC, ADR (Ireland)*	665,962
12,654	IPC The Hospitalist Co.*	469,843

		3,005,222

Home Furnishings — 1.4%
30,248	DTS, Inc.*	1,355,715

Hotels & Motels — 0.5%
38,383	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	466,737

Insurance — 0.4%
42,389	MGIC Investment Corp.*	355,644

Internet Services — 2.7%
57,892	Sapient Corp.	691,809
11,198	Shutterfly, Inc.*	372,782
58,774	TIBCO Software, Inc.*	1,291,853
22,129	ValueClick, Inc.*	310,027

		2,666,471

Machinery & Equipment — 0.5%
13,761	Briggs & Stratton Corp.	274,807
5,443	Tennant Co.	219,571

		494,378

Manufacturing — 0.8%
9,525	Polypore International, Inc.*	458,629
17,267	Trimas Corp.*	328,763

		787,392

Medical Supplies & Equipment — 5.8%
46,862	American Medical Systems Holdings, Inc.*	914,746
17,202	ArthroCare Corp.*	481,484
46,915	Bruker Corp.*	821,013
29,064	Delcath Systems, Inc.*(a)	274,945
14,368	Quality Systems, Inc.(a)	1,147,141
20,082	Sirona Dental Systems, Inc.*	879,792
38,630	Thoratec Corp.*	911,282
22,306	Vital Images, Inc.*	296,447

		5,726,850

Metal Fabricate/Hardware — 0.7%
24,190	RTI International Metals, Inc.*	698,849

Metals & Mining — 2.0%
10,039	Brush Engineered Materials, Inc.*	351,164
7,941	Ladish Co., Inc.*	425,161
25,668	Northwest Pipe Co.*	561,359
36,109	Titanium Metals Corp.*	680,655

		2,018,339

Oil & Gas Services — 1.7%
3,961	CARBO Ceramics, Inc.	456,149
38,428	Oasis Petroleum, Inc.*(a)	1,228,543

		1,684,692

Oil, Gas & Consumable Fuels — 2.3%
33,884	Lufkin Industries, Inc.	2,260,741

Pharmaceuticals — 3.2%
26,886	BioMarin Pharmaceutical, Inc.*(a)	683,442
22,842	Catalyst Health Solutions, Inc.*	991,343
6,711	Herbalife Ltd. (Cayman Islands)	438,430
17,172	Impax Laboratories, Inc.*	398,734
5,349	Neogen Corp.*	192,350
11,613	Salix Pharmaceuticals Ltd.*(a)	475,784

		3,180,083

Real Estate Investment Trusts — 1.2%
25,996	DuPont Fabros Technology, Inc.	595,828
37,801	Redwood Trust, Inc.	565,881

		1,161,709

Restaurants — 2.2%
29,193	BJ’s Restaurants, Inc.*(a)	1,031,389
16,763	Buffalo Wild Wings, Inc.*(a)	733,716
26,142	Texas Roadhouse, Inc.*(a)	434,480

		2,199,585

Retail — 6.5%
33,115	Cash America International, Inc.	1,332,216
52,709	Chico’s FAS, Inc.	575,582
54,999	Genesco, Inc.*	2,042,113
8,870	Group 1 Automotive, Inc.	335,641
16,597	Lithia Motors, Inc. (Class A Stock)	224,060
44,658	Pier 1 Imports, Inc.*	418,446
48,865	Vitamin Shoppe, Inc.*	1,550,486

		6,478,544

Retail & Merchandising — 1.8%
20,322	99 Cents Only Stores*	302,798
5,466	America’s Car-Mart, Inc.*	136,322
11,137	Hibbett Sports, Inc.*	356,607
25,992	Steven Madden Ltd.*	992,114

		1,787,841

Semiconductors — 9.1%
10,284	Amtech Systems, Inc.*	263,373
21,913	Cirrus Logic, Inc.*	460,830
14,777	Diodes, Inc.*	380,360
68,451	Entegris, Inc.*	523,650
43,989	Entropic Communications, Inc.*(a)	482,559
40,415	Kulicke & Soffa Industries, Inc.*	394,046
22,342	Nanometrics, Inc.*	382,495
22,659	Netlogic Microsystems, Inc.*(a)	789,893
26,295	Rovi Corp.*	1,623,979
15,898	Rubicon Technology, Inc.*(a)	286,323
21,940	Spreadtrum Communications, Inc., ADR (Cayman Islands)*	471,710
7,949	Standard Microsystems Corp.*	191,174
47,523	Teradyne, Inc.*	792,684
18,435	Varian Semiconductor Equipment Associates, Inc.*	819,436
25,911	Veeco Instruments, Inc.*(a)	1,120,910

		8,983,422

Software — 4.9%
41,297	Allscripts Healthcare Solutions, Inc.*	871,780
89,270	Compuware Corp.*(a)	956,974
25,466	Informatica Corp.*	1,181,623
34,004	MedAssets, Inc.*(a)	667,499
26,583	Progress Software Corp.*	761,337
32,445	Take-Two Interactive Software, Inc.*	404,751

		4,843,964

Telecommunications — 2.7%
39,382	EMS Technologies, Inc.*	721,872
18,521	Finisar Corp.*	616,749
19,538	Harmonic, Inc.*	164,901
24,692	NICE Systems Ltd., ADR (Israel)*	807,922
11,325	Plantronics, Inc.	400,905

		2,712,349

Toys/Games/Hobbies — 0.1%
34,800	Leapfrog Enterprises, Inc.*	134,328

Transportation — 1.6%
17,638	Atlas Air Worldwide Holdings, Inc.*	896,187
17,708	Landstar System, Inc.	733,642

		1,629,829

Trucking / Shipping — 0.4%
16,895	Greenbrier Cos., Inc.*	399,905

	TOTAL LONG-TERM INVESTMENTS (cost $72,629,433)	98,850,528

SHORT-TERM INVESTMENT — 23.4%
AFFILIATED MONEY MARKET MUTUAL FUND
23,181,906	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $23,181,906; includes $21,711,655 of cash collateral for securities on loan)(b)(w)	23,181,906

	TOTAL INVESTMENTS — 123.1% (cost $95,811,339)(p)	122,032,434
	Liabilities in excess of other assets — (23.1)%	(22,918,931)

	NET ASSETS — 100%	$ 99,113,503

The following abbreviation is used in the Portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,324,023; cash collateral of $21,711,655 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	The United States federal income tax basis of the Schedule of Investments was $96,292,289; accordingly, net unrealized appreciation on investments for federal income tax purposes was $25,740,145 (gross unrealized appreciation $27,456,353; gross unrealized depreciation $1,716,208). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$98,850,528	$—	$—
Affiliated Money Market Mutual Fund	23,181,906	—	—

Total	$122,032,434	$—	$—

Small Capitalization Value Portfolio

Schedule of Investments

as of January 31, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS — 94.3%
Aerospace & Defense — 3.2%
118,100	AAR Corp.*(a)	$ 3,163,899
36,300	Alliant Techsystems, Inc.*	2,750,088
28,957	BE Aerospace, Inc.*	1,120,346
84,500	Curtiss-Wright Corp.	2,932,150
3,400	Ducommun, Inc.	74,664
48,500	Elbit Systems Ltd. (Israel)(a)	2,464,770
3,800	Esterline Technologies Corp.*	270,484
298,375	Hexcel Corp.*	5,675,093
3,000	LMI Aerospace, Inc.*	56,175
90,075	Moog, Inc. (Class A Stock)*	3,840,798
101,438	Teledyne Technologies, Inc.*	4,799,032
19,873	Triumph Group, Inc.	1,908,404

		29,055,903

Agriculture
3,100	MGP Ingredients, Inc.	29,280

Airlines — 0.4%
4,900	AirTran Holdings, Inc.*	36,211
4,100	Alaska Air Group, Inc.*	242,884
19,900	JetBlue Airways Corp.*(a)	119,400
5,500	Pinnacle Airlines Corp.*	39,655
43,900	Republic Airways Holdings, Inc.*	281,838
166,200	SkyWest, Inc.	2,501,310
2,000	United Continental Holdings, Inc.*(a)	50,800
32,100	US Airways Group, Inc.*(a)	318,432

		3,590,530

Auto Components — 0.3%
54,925	Tenneco, Inc.*	2,270,050

Auto Parts and Equipment
5,400	Superior Industries International, Inc.	108,000

Auto Related — 0.2%
69,480	Cooper Tire & Rubber Co.	1,588,313

Banks — 1.8%
1,690	1st Source Corp.	31,857
2,000	Bank of the Ozarks, Inc.	86,260
1,200	Camden National Corp.	41,076
64,827	Cardinal Financial Corp.	713,097
8,100	Cathay General Bancorp	140,211
3,300	Chemical Financial Corp.	68,508
6,300	City Holding Co.	219,240
3,800	Columbia Banking System, Inc.	76,380
3,600	Community Bank System, Inc.(a)	91,008
6,100	Community Trust Bancorp, Inc.	176,351
4,600	Dime Community Bancshares	69,368
5,300	East West Bancorp, Inc.	115,063
3,100	Financial Institutions, Inc.	59,923
58,909	First Financial Bancorp	995,562
17,400	First Niagara Financial Group, Inc.(a)	241,512
37,939	Hancock Holding Co.(a)	1,244,399
25,499	IBERIABANK Corp.	1,446,303
6,100	Independent Bank Corp.	165,798
3,300	Lakeland Financial Corp.	67,914
9,800	MainSource Financial Group, Inc.	89,033
5,100	Nara Bancorp, Inc.*	49,776
10,700	Oriental Financial Group, Inc. (Puerto Rico)	126,474

3,500	Peoples Bancorp, Inc.	47,565
2,351	Republic Bancorp, Inc. (Class A Stock)	44,881
100	SCBT Financial Corp.	3,112
10,900	Sierra Bancorp	117,611
12,805	Signature Bank*(a)	668,933
2,000	Simmons First National Corp. (Class A Stock)	55,580
3,975	Southside Bancshares, Inc.	85,145
14,300	Southwest Bancorp, Inc.*	195,767
2,600	State Bancorp, Inc.	24,830
10,950	Sterling Bancshares, Inc.	97,126
85,628	TCF Financial Corp.	1,279,282
200	Trico Bancshares	3,034
125,383	Trustmark Corp.	3,007,938
110,800	United Bankshares, Inc.(a)	3,124,560
2,500	Washington Trust Bancorp, Inc.	50,000
4,400	WesBanco, Inc.	82,940
6,500	West Bancorp, Inc.(a)	46,638
22,800	West Coast Bancorp*	74,100
88,809	Whitney Holding Corp.	1,182,048
2,500	WSFS Financial Corp.	112,250

		16,618,453

Beverages — 0.2%
60,700	Embotelladora Andina SA, ADR (Chile)(Class B Stock)	1,860,455

Biotechnology — 0.1%
9,600	Ariad Pharmaceuticals, Inc.*	61,200
2,200	Celera Corp.*	13,607
3,600	Emergent Biosolutions, Inc.*	76,464
7,000	GenMark Diagnostics, Inc.*(a)	32,620
61,800	Lexicon Pharmaceuticals, Inc.*(a)	104,442
15,600	Martek Biosciences Corp.*	489,996
3,600	Pacific Biosciences of California, Inc.*(a)	56,880
7,100	Tengion, Inc.*	22,081
1,700	Transcept Pharmaceuticals, Inc.*	14,110

		871,400

Building Materials
1,100	Trex Co., Inc.*(a)	25,608

Building Products — 0.5%
50,675	A.O. Smith Corp.	2,169,397
35,725	Lennox International, Inc.	1,755,526
4,100	Quanex Building Products Corp.	79,909

		4,004,832

Business Services — 0.4%
2,400	ABM Industries, Inc.	61,680
35,200	Cabela’s, Inc.*(a)	876,480
25,400	DHT Maritime, Inc. (Marshall Islands)	129,286
64,500	URS Corp.*	2,867,025

		3,934,471

Capital Markets — 3.1%
257,075	Apollo Investment Corp.	3,032,200
227,875	Ares Capital Corp.	3,826,021
158,255	Federated Investors, Inc. (Class B Stock)(a)	4,285,545
135,250	Fifth Street Finance Corp.	1,782,595
128,200	Jefferies Group, Inc.(a)	3,206,282
220,250	MF Global Holdings Ltd.*	1,823,670
207,475	Raymond James Financial, Inc.(a)	7,514,745
75,925	Waddell & Reed Financial, Inc. (Class A Stock)	2,742,411

		28,213,469

Chemicals — 4.5%
3,400	A. Schulman, Inc.	72,590
7,900	Aceto Corp.	68,019
52,200	Cabot Corp.	2,257,650
20,342	Cytec Industries, Inc.	1,109,453

8,800	H.B. Fuller Co.	200,552
59,462	Huntsman Corp.	1,035,233
110,808	Innophos Holdings, Inc.	3,675,501
45,800	International Flavors & Fragrances, Inc.	2,612,890
35,200	ION Geophysical Corp.*(a)	334,752
33,000	Kraton Performance Polymers, Inc.*	1,035,870
25,000	Lubrizol Corp. (The)	2,686,500
104,500	Methanex Corp. (Canada)(a)	2,848,670
1,700	Minerals Technologies, Inc.	107,134
2,600	Olin Corp.	50,622
37,409	OM Group, Inc.*	1,353,458
17,900	PolyOne Corp.*	235,385
4,300	Rockwood Holdings, Inc.*	174,537
128,100	RPM International, Inc.	3,001,383
156,575	Scotts Miracle-Gro Co. (The) (Class A Stock)	8,090,230
153,525	Sensient Technologies Corp.	5,206,033
10,600	Solutia, Inc.*	248,252
9,800	Spartech Corp.*	81,830
119,500	Valspar Corp. (The)(a)	4,465,715

		40,952,259

Clothing & Apparel — 0.2%
3,600	Carter’s, Inc.*	99,720
42,623	G&K Services, Inc. (Class A Stock)	1,335,379
11,200	Iconix Brand Group, Inc.*	222,320
5,500	Maidenform Brands, Inc.*	141,570
2,900	Warnaco Group, Inc. (The)*	148,132

		1,947,121

Commercial Banks — 2.7%
400	American National Bankshares, Inc.	8,228
183,025	Associated Banc-Corp.	2,558,690
41,477	BancorpSouth, Inc.(a)	648,700
92,500	Bank of Hawaii Corp.	4,335,475
4,800	Citizens & Northern Corp.	75,072
1,000	CNB Financial Corp.	13,910
40,300	Cullen / Frost Bankers, Inc.	2,328,534
3,900	Enterprise Financial Services Corp.(a)	50,622
500	First Bancorp, Inc.	7,385
10,700	First Busey Corp.	52,644
2,100	First Financial Corp.	66,213
92,874	First Horizon National Corp.*	1,052,262
1,100	First of Long Island Corp. (The)	31,207
180,859	FirstMerit Corp.	3,313,337
1,200	German American Bancorp, Inc.	20,544
1,760	Hudson Valley Holding Corp.	39,512
2,100	Merchants Bancshares, Inc.	57,687
400	MidWestOne Financial Group, Inc.	5,628
151,414	National Penn Bancshares, Inc.	1,235,538
2,500	Orrstown Financial Services, Inc.	66,075
144,400	Prosperity Bancshares, Inc.	5,840,980
2,100	S.Y. Bancorp, Inc.	51,230
17,200	Susquehanna Bancshares, Inc.	164,432
77,941	Zions Bancorp(a)	1,837,849

		23,861,754

Commercial Services — 0.7%
3,000	FleetCor Technologies, Inc.*	90,000
2,400	Gartner, Inc.*	85,008
3,600	Mac-Gray Corp.	53,028
14,000	Metalico, Inc.*(a)	77,700
149,500	Pharmaceutical Product Development, Inc.	4,356,430
19,800	Stewart Enterprises, Inc. (Class A Stock)(a)	126,324
3,900	Team, Inc.*	99,684
2,000	TeleTech Holdings, Inc.*	42,820
58,452	TNS, Inc.*	1,033,431
10,600	United Rentals, Inc.*	282,490

		6,246,915

Commercial Services & Supplies — 2.0%
112,900	Brink’s Co. (The)	3,048,300
29,700	Consolidated Graphics, Inc.*	1,486,485
112,975	Corrections Corp. of America*	2,802,910
162,200	Ennis, Inc.	2,697,386
48,450	McGrath RentCorp	1,222,878
33,200	PHH Corp.*	793,148
67,281	School Specialty, Inc.*(a)	878,017
55,800	UniFirst Corp.	3,111,408
73,055	Waste Connections, Inc.	2,116,403

		18,156,935

Communication Equipment
5,500	Tekelec*	63,113

Computer Hardware
7,600	Aspen Technology, Inc.*	107,540
18,300	CIBER, Inc.*	83,448
4,800	Mercury Computer Systems, Inc.*	90,624
1,980	Radisys Corp.*	16,751

		298,363

Computer Services & Software — 2.2%
244,195	Brocade Communications Systems, Inc.*	1,377,260
102,200	Global Payments, Inc.	4,827,928
6,600	Imation Corp.*	66,660
23,207	JDA Software Group, Inc.*	700,387
1,300	Mantech International Corp. (Class A Stock)*	52,266
2,700	NetScout Systems, Inc.*	61,884
65,760	Parametric Technology Corp.*	1,461,845
3,100	Quest Software, Inc.*	80,042
3,400	Semtech Corp.*	74,239
256,600	SRA International, Inc. (Class A Stock)*	6,846,088
5,900	SYNNEX Corp.*	197,001
58,328	Synopsys, Inc.*	1,582,439
54,300	Take-Two Interactive Software, Inc.*(a)	677,392
2,900	Unisys Corp.*	82,157
100,306	Xyratex Ltd. (Bermuda)*	1,337,079

		19,424,667

Computers & Peripherals — 0.6%
103,793	Diebold, Inc.	3,182,293
119,450	QLogic Corp.*	2,127,405

		5,309,698

Construction
2,000	Brookfield Homes Corp.*(a)	28,240
19,200	Standard Pacific Corp.*(a)	84,480

		112,720

Construction & Engineering — 0.6%
20,600	EMCOR Group, Inc.*	623,768
100,300	KBR, Inc.	3,219,630
73,600	MYR Group, Inc.*	1,618,464

		5,461,862

Consumer Finance — 0.6%
510,800	Advance America Cash Advance Centers, Inc.	3,126,096
75,300	First Cash Financial Services, Inc.*	2,484,147

		5,610,243

Consumer Products & Services — 1.1%
56,793	Central Garden & Pet Co.*	551,460
65,886	Central Garden & Pet Co. (Class A Stock)*	624,599
5,000	GP Strategies Corp.*	49,450
18,300	Helen of Troy Ltd. (Bermuda)*	513,681

71,393	Jarden Corp.	47,223
800	La-Z-Boy, Inc.*(a)	6,656
16,500	Rent-A-Center, Inc.	490,710
65,346	Snap-on, Inc.	3,700,544
64,500	Toro Co. (The)	3,922,890

		9,907,213

Containers & Packaging — 1.6%
176,653	Packaging Corp of America	4,990,447
187,525	Silgan Holdings, Inc.	7,000,308
71,600	Sonoco Products Co.	2,545,380

		14,536,135

Distribution/Wholesale
4,100	Brightpoint, Inc.*	37,208
4,000	Core-Mark Holding Co., Inc.*	135,360
2,100	United Stationers, Inc.*	130,788

		303,356

Diversified Consumer Services
1,411	Weight Watchers International, Inc.	54,747

Diversified Financial Services
5,200	Artio Global Investors, Inc.	76,180
6,685	CompuCredit Holdings Corp.*(a)	40,377
17,800	Gleacher & Co., Inc.*	37,825
21,500	LaBranche & Co., Inc.*	80,840
1,500	Marlin Business Services Corp.*	19,590
1,600	Oppenheimer Holdings, Inc. (Class A Stock)	41,760
2,400	Penson Worldwide, Inc.*	11,424
4,100	Sanders Morris Harris Group, Inc.	28,454

		336,450

Drugs & Healthcare — 0.3%
53,300	Covance, Inc.*(a)	3,005,054

Electric — 0.3%
134,450	Great Plains Energy, Inc.	2,645,976

Electric Utilities — 1.5%
2,600	Central Vermont Public Service Corp.	55,822
2,100	Chesapeake Utilities Corp.	82,110
151,850	Cleco Corp.	4,746,831
133,925	El Paso Electric Co.*	3,609,279
26,281	IDACORP, Inc.	982,121
2,900	MGE Energy, Inc.	118,030
3,000	UIL Holdings Corp.(a)	90,570
12,600	UniSource Energy Corp.	451,206
145,350	Westar Energy, Inc.(a)	3,706,425

		13,842,394

Electrical Equipment — 1.4%
5,600	Acuity Brands, Inc.	309,120
142,137	Belden, Inc.	4,940,682
106,100	EnerSys*	3,482,202
153,225	GrafTech International Ltd.*	3,217,725
5,000	Regal-Beloit Corp.	333,700

		12,283,429

Electronic Components — 0.9%
5,900	Daktronics, Inc.	90,093
173,984	Digital River, Inc.*(a)	5,522,252
4,300	FEI Co.*	117,175
100,851	Portland General Electric Co.	2,253,011

		7,982,531

Electronic Equipment, Instrument & Components — 0.6%
174,600	AVX Corp.	2,737,728
126,200	Jabil Circuit, Inc.	2,550,502

		5,288,230

Electronics — 1.4%
4,150	Benchmark Electronics, Inc.*	78,809
163,300	Checkpoint Systems, Inc.*	3,375,411
30,846	Coherent, Inc.*	1,651,803
900	DDi Corp.	10,139
168,900	FLIR Systems, Inc.*	5,242,656
24,551	Littelfuse, Inc.	1,258,975
3,800	Spectrum Control, Inc.*	50,388
13,500	TTM Technologies, Inc.*	214,650
29,087	Watts Water Technologies, Inc. (Class A Stock)	1,046,259

		12,929,090

Energy — Alternate Sources
14,800	Green Plains Renewable Energy, Inc.*(a)	165,020

Energy Equipment & Services — 2.3%
10,400	Complete Production Services, Inc.*	290,576
148,187	Key Energy Services, Inc.*(a)	1,972,369
89,290	Lufkin Industries, Inc.	5,957,429
64,250	Oil States International, Inc.*(a)	4,353,580
54,900	Tidewater, Inc.	3,266,001
85,950	Unit Corp.*	4,400,640

		20,240,595

Entertainment & Leisure — 0.6%
23,800	Isle of Capri Casinos, Inc.*	224,196
115,100	Life Time Fitness, Inc.*(a)	4,590,188
3,600	RC2 Corp.*	73,152
68,196	Scientific Games Corp. (Class A Stock)*	703,783

		5,591,319

Environmental Services — 0.3%
13,347	Clean Harbors, Inc.*	1,201,764
44,948	Tetra Tech, Inc.*	1,040,321

		2,242,085

Farming & Agriculture
5,500	Andersons, Inc. (The)	213,290

Financial — Bank & Trust — 0.4%
5,500	Banco Latinoamericano de Comercio Exterior SA (Panama)	95,095
62,422	Boston Private Financial Holdings, Inc.	418,852
306,932	Citizens Republic Bancorp, Inc.*	193,275
326	First BanCorp (Puerto Rico)*	1,640
1,200	First BanCorp (United States)	18,036
6,300	First Merchants Corp.	57,078
56,800	First Midwest Bancorp, Inc.	663,992
2,400	Flushing Financial Corp.	34,200
25,300	FNB Corp.	255,530
1,600	Heartland Financial USA, Inc.(a)	27,056
8,715	Lakeland Bancorp, Inc.	83,838
1,600	Park National Corp.(a)	104,192
37,470	Prospect Capital Corp.	429,031
3,300	S&T Bancorp, Inc.	72,105
4,800	StellarOne Corp.	69,744
262,455	Synovus Financial Corp.(a)	692,881
1,900	Tompkins Financial Corp.	77,425
97,814	United Community Banks, Inc.*(a)	166,284

		3,460,254

Financial Services — 1.3%
1,600	Alliance Financial Corp.	47,536
3,400	Berkshire Hills Bancorp, Inc.	72,216
31,200	BGC Partners, Inc. (Class A Stock)	252,720
5,067	BlackRock Kelso Capital Corp.	58,270
8,300	Brookline Bancorp, Inc.	89,889

151,192	CVB Financial Corp.(a)	1,251,870
22,500	Deluxe Corp.	550,125
9,771	Dollar Financial Corp.*	299,286
108,700	Eaton Vance Corp.	3,293,610
5,200	Encore Capital Group, Inc.*	118,300
78,200	First Commonwealth Financial Corp.	502,826
9,500	First Community Bancshares, Inc.	127,775
8,100	GFI Group, Inc.	41,472
5,400	Global Cash Access Holdings, Inc.*	16,470
3,300	Hallmark Financial Services, Inc.*	28,017
24,400	Hawaiian Holdings, Inc.*	180,316
36,825	KBW, Inc.	985,069
13,200	Knight Capital Group, Inc. (Class A Stock)*(a)	182,952
2,200	Koppers Holdings, Inc.	84,656
32,900	National Financial Partners Corp.*(a)	417,172
5,500	NBT Bancorp, Inc.	127,490
12,200	Nelnet, Inc. (Class A Stock)	273,524
4,100	Netspend Holdings, Inc.*	58,630
3,800	OceanFirst Financial Corp.	52,630
13,800	Ocwen Financial Corp.*(a)	139,380
13,200	Pacer International, Inc.*	82,500
64,281	PacWest Bancorp(a)	1,268,264
436	Porter Bancorp, Inc.	4,133
7,800	Provident Financial Services, Inc.	114,270
6,700	Renasant Corp.	104,453
1,300	Suffolk Bancorp	27,261
3,500	SVB Financial Group*(a)	183,645
9,200	Trustco Bank Corp.	55,062
7,500	World Acceptance Corp.*(a)	421,200

		11,512,989

Food & Staples Retailing — 1.0%
90,679	Casey’s General Stores, Inc.	3,852,951
77,200	Ruddick Corp.(a)	2,601,640
69,600	Weis Markets, Inc.	2,751,288

		9,205,879

Food Products — 1.2%
94,900	Cal-Maine Foods, Inc.(a)	2,691,364
95,564	Corn Products International, Inc.	4,408,367
182,560	Del Monte Foods Co.	3,461,338
4,100	Nash Finch Co.	154,447

		10,715,516

Foods — 0.4%
6,500	B&G Foods, Inc.	87,295
62,875	Dole Food Co., Inc.*(a)	878,993
2,000	Fresh Market, Inc. (The)*	73,540
58,500	Sanderson Farms, Inc.(a)	2,404,935
14,100	Spartan Stores, Inc.	204,309
1,700	TreeHouse Foods, Inc.*	81,345

		3,730,417

Furniture
7,100	Knoll, Inc.	118,854

Gas & Pipeline Utilities — 0.8%
167,052	Swift Energy Co.*	7,126,438

Gas Utilities — 2.5%
113,555	AGL Resources, Inc.	4,167,469
81,800	Atmos Energy Corp.	2,666,680
50,500	Energen Corp.	2,822,950
86,900	Southwest Gas Corp.	3,236,156
77,700	UGI Corp.	2,435,895
200,868	WGL Holdings, Inc.	7,243,300

		22,572,450

Healthcare Equipment & Supplies — 3.0%
233,800	Cantel Medical Corp.	4,977,602
77,784	Cooper Cos., Inc. (The)	4,460,135
13,000	Greatbatch, Inc.*	306,150
93,900	Invacare Corp.	2,595,396
77,200	STERIS Corp.	2,688,104
135,484	Teleflex, Inc.(a)	7,765,943
112,175	West Pharmaceutical Services, Inc.	4,485,878

		27,279,208

Healthcare Providers & Services — 1.1%
123,100	AMERIGROUP Corp.*(a)	6,446,747
7,800	Gentiva Health Services, Inc.*	179,556
5,600	Magellan Health Services, Inc.*	271,096
93,700	Owens & Minor, Inc.	2,766,961

		9,664,360

Healthcare Services — 1.4%
6,600	Allied Healthcare International, Inc.*	15,972
88,100	Amedisys, Inc.*(a)	3,003,329
56,745	AmSurg Corp.*	1,195,617
12,600	Continucare Corp.*	51,282
38,600	Five Star Quality Care, Inc.*	241,636
45,233	HealthSouth Corp.*	1,023,170
9,700	Healthspring, Inc.*	294,783
134,400	Healthways, Inc.*	1,608,768
67,598	MEDNAX, Inc.*	4,471,608
2,700	RehabCare Group, Inc.*	66,312
15,000	Select Medical Holdings Corp.*	101,100
12,000	Skilled Healthcare Group, Inc. (Class A Stock)*	128,880
16,100	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*(a)	297,206

		12,499,663

Home Builder — 0.2%
70,800	Meritage Homes Corp.*	1,625,568

Hotels, Restaurants & Leisure — 0.4%
128,427	International Speedway Corp. (Class A Stock)	3,715,393

Household Durables — 0.1%
9,600	ACCO Brands Corp.*	78,816
46,624	Ethan Allen Interiors, Inc.(a)	1,044,378

		1,123,194

Household Products — 0.3%
8,000	Spectrum Brands Holdings, Inc.*(a)	262,240
68,400	WD-40 Co.	2,692,908

		2,955,148

Industrial Products — 0.5%
35,659	Brady Corp. (Class A Stock)	1,167,832
2,500	CIRCOR International, Inc.	100,975
61,982	Interface, Inc. (Class A Stock)	1,007,208
52,003	Kaydon Corp.	2,013,036
4,400	Myers Industries, Inc.	40,216

		4,329,267

Insurance — 6.4%
8,400	Alterra Capital Holdings Ltd. (Bermuda)	181,020
268,300	American Equity Investment Life Holding Co.(a)	3,402,044
80,800	American Financial Group, Inc.	2,628,424
800	American Safety Insurance Holdings Ltd. (Bermuda)*	16,048
16,600	AMERISAFE, Inc.*	295,646
8,900	AmTrust Financial Services, Inc.	164,739
1,315	Argo Group International Holdings Ltd. (Bermuda)	46,840
60,325	Aspen Insurance Holdings Ltd. (Bermuda)(a)	1,812,766
14,200	Assured Guaranty Ltd. (Bermuda)	205,332

487,625	CNO Financial Group, Inc.*	3,086,666
227,825	Delphi Financial Group, Inc. (Class A Stock)	6,556,804
106,342	Employers Holdings, Inc.	1,785,482
27,760	Endurance Specialty Holdings Ltd. (Bermuda)	1,290,562
78,000	Hanover Insurance Group, Inc. (The)	3,689,400
121,725	HCC Insurance Holdings, Inc.	3,685,833
50,213	Horace Mann Educators Corp.	867,681
77,342	Infinity Property & Casualty Corp.	4,620,411
12,600	Meadowbrook Insurance Group, Inc.	119,574
10,500	MGIC Investment Corp.*	88,095
1,300	Navigators Group, Inc.*	63,622
3,725	Old Republic International Corp.	45,557
42,272	Platinum Underwriters Holdings Ltd. (Bermuda)	1,868,422
29,800	PMI Group, Inc. (The)*(a)	86,718
34,480	ProAssurance Corp.*	2,022,942
171,800	Protective Life Corp.	4,736,526
27,200	Radian Group, Inc.	195,296
98,905	Reinsurance Group of America, Inc.	5,692,972
51,700	RLI Corp.(a)	2,785,079
8,200	Selective Insurance Group, Inc.	145,796
94,100	State Auto Financial Corp.	1,435,025
97,358	Tower Group, Inc.	2,535,202
87,600	United Fire & Casualty Co.	1,755,942

		57,912,466

Internet Services
22,900	EarthLink, Inc.	195,337
2,500	TIBCO Software, Inc.*	54,950
3,200	ValueClick, Inc.*	44,832

		295,119

Investment Companies
27,115	MCG Capital Corp.	184,382
3,828	TICC Capital Corp.	47,046

		231,428

IT Services — 0.5%
79,241	CACI International, Inc. (Class A Stock)*	4,397,083

Leisure Equipment & Products — 0.4%
109,760	Callaway Golf Co.	806,736
18,300	JAKKS Pacific, Inc.*(a)	316,407
175,400	Sturm Ruger & Co., Inc.(a)	2,615,214

		3,738,357

Life Science Tools & Services — 0.3%
102,950	PerkinElmer, Inc.	2,633,461

Machinery — 4.1%
134,975	Actuant Corp. (Class A Stock)	3,742,857
140,900	Barnes Group, Inc.(a)	2,792,638
109,900	Bucyrus International, Inc.	9,974,524
600	Cascade Corp.	28,242
72,500	Crane Co.	3,219,725
13,795	Gardner Denver, Inc.	995,171
173,300	Harsco Corp.	5,592,391
25,757	IDEX Corp.	1,021,523
46,256	Kadant, Inc.*	978,777
30,200	Lincoln Electric Holdings, Inc.	2,045,144
2,235	Robbins & Myers, Inc.	92,819
700	Tennant Co.	28,238
69,950	Valmont Industries, Inc.	6,501,153

		37,013,202

Machinery & Equipment — 0.3%
5,200	Altra Holdings, Inc.*	108,732
86,244	Intermec, Inc.*	979,732
41,410	Terex Corp.*(a)	1,342,926

		2,431,390

Manufacturing — 0.3%
3,000	Ceradyne, Inc.*	106,290
15,500	EnPro Industries, Inc.*(a)	643,405
2,100	Standex International Corp.	70,035
4,200	Trimas Corp.*	79,968
40,257	Zebra Technologies Corp. (Class A Stock)*	1,565,997

		2,465,695

Media — 0.8%
112,134	Belo Corp. (Class A Stock)*	755,783
151,700	Cinemark Holdings, Inc.	2,571,315
24,531	Courier Corp.	347,727
3,300	Crown Media Holdings, Inc. (Class A Stock)*(a)	7,920
1,900	Demand Media, Inc.*	38,532
7,000	Dolan Co. (The)*	95,970
45,300	LodgeNet Entertainment Corp.*(a)	155,832
13,400	PRIMEDIA, Inc.	70,618
7,100	Scholastic Corp.	211,083
9,767	Sinclair Broadcast Group, Inc. (Class A Stock)	85,657
55,450	Wiley, (John) & Sons, Inc. (Class A Stock)	2,547,927

		6,888,364

Medical Supplies & Equipment — 0.6%
2,100	Halozyme Therapeutics, Inc.*	14,007
24,807	Patterson Cos., Inc.	820,119
189,300	PSS World Medical, Inc.*(a)	4,511,019

		5,345,145

Metals & Mining — 2.7%
2,700	Century Aluminum Co.*	40,149
11,900	Cloud Peak Energy, Inc.*	270,963
17,100	Coeur d’Alene Mines Corp.*	399,798
33,000	Compass Minerals International, Inc.	3,031,710
126,979	Gold Resource Corp.(a)	2,888,772
3,500	Hecla Mining Co.*	31,500
161,100	HudBay Minerals, Inc. (Canada)	2,667,816
144,400	IAMGOLD Corp. (Canada)(a)	2,746,488
50,200	Royal Gold, Inc.	2,329,280
43,389	RTI International Metals, Inc.*(a)	1,253,508
9,400	Stillwater Mining Co.*(a)	203,792
199,625	Thompson Creek Metals Co., Inc. (Canada)*(a)	2,702,923
120,800	Timken Co.	5,680,016
25,900	USEC, Inc.*(a)	143,745
15,000	Worthington Industries, Inc.	285,000

		24,675,460

Miscellaneous Manufacturers — 0.1%
12,595	AptarGroup, Inc.	605,316

Multi-Utilities — 0.8%
74,325	NorthWestern Corp.	2,098,938
56,100	OGE Energy Corp.	2,574,429
105,600	Vectren Corp.	2,797,344

		7,470,711

Oil & Gas — 0.3%
100	Clayton Williams Energy, Inc.*	8,865
23,200	CVR Energy, Inc.*	401,824
4,500	Energy Partners Ltd.*	72,405
102,118	Goodrich Petroleum Corp.*(a)	2,166,944
800	Gulf Island Fabrication, Inc.	21,664
2,000	Targa Resources Corp.*	61,460

		2,733,162

Oil & Gas Exploration / Production — 0.6%
122,500	Cabot Oil & Gas Corp.	5,099,675

Oil, Gas & Consumable Fuels — 6.2%
123,693	Berry Petroleum Co. (Class A Stock)(a)	5,772,752
134,600	Brigham Exploration Co.*	3,985,506
28,900	Cal Dive International, Inc.*	177,446
34,100	Cimarex Energy Co.	3,550,833
64,100	Core Laboratories NV (Netherlands)	5,849,766
149,300	EXCO Resources, Inc.	2,997,944
62,645	Frontier Oil Corp.*	1,303,016
98,600	Frontline Ltd. (Bermuda)(a)	2,556,698
13,500	Global Industries Ltd.*	108,203
29,200	Gulfport Energy Corp.*	699,048
91,400	Holly Corp.	4,484,998
10,350	New Jersey Resources Corp.	434,286
7,900	Newpark Resources, Inc.*(a)	47,242
101,800	Oasis Petroleum, Inc.*(a)	3,254,546
63,200	ONEOK, Inc.	3,721,848
9,700	Petroquest Energy, Inc.*(a)	76,048
128,400	Resolute Energy Corp.*(a)	2,324,040
5,000	RPC, Inc.(a)	87,900
106,297	South Jersey Industries, Inc.	5,552,955
97,600	Southern Union Co.	2,607,872
6,200	Stone Energy Corp.*	144,150
7,900	TETRA Technologies, Inc.*	89,665
32,400	Tsakos Energy Navigation Ltd. (Bermuda)	301,320
10,500	VAALCO Energy, Inc.*	76,440
78,000	W&T Offshore, Inc.(a)	1,587,300
15,400	Warren Resources, Inc.*	85,932
100,600	World Fuel Services Corp.(a)	3,776,524

		55,654,278

Paper & Forest Products — 1.3%
17,700	Boise, Inc.(a)	159,123
214,200	Buckeye Technologies, Inc.	5,389,272
1,900	Domtar Corp. (Canada)	167,067
146,800	Louisiana-Pacific Corp.*(a)	1,473,872
55,000	Rock-Tenn Co. (Class A Stock)(a)	3,671,250
19,521	Schweitzer-Mauduit International, Inc.	1,170,479

		12,031,063

Pharmaceuticals — 0.2%
15,700	Alkermes, Inc.*	202,687
3,500	Nutraceutical International Corp.*	48,545
6,300	Par Pharmaceutical Cos., Inc.*	225,036
1,200	Pharmasset, Inc.*	58,152
17,000	PharMerica Corp.*	192,270
106,935	Prestige Brands Holdings, Inc.*	1,180,562
1,300	United Therapeutics Corp.*	88,374
1,300	XenoPort, Inc.*	10,244

		2,005,870

Printing & Publishing
20,600	Journal Communications, Inc. (Class A Stock)*	98,880

Professional Services — 0.6%
100,832	Towers Watson & Co. (Class A Stock)	5,498,369

Real Estate Investment Trusts — 5.3%
9,700	American Campus Communities, Inc.	313,698
23,100	American Capital Agency Corp.	662,739
72,300	Anworth Mortgage Asset Corp.	496,701
38,600	Ashford Hospitality Trust, Inc.*	376,350
1,700	Associated Estates Realty Corp.	25,177

15,700	BioMed Realty Trust, Inc.	280,245
13,100	CapLease, Inc.	72,312
75,436	CBL & Associates Properties, Inc.(a)	1,286,938
9,200	Colonial Properties Trust	176,548
75,700	CommonWealth REIT	2,018,919
29,300	DCT Industrial Trust, Inc.	162,322
8,400	Developers Diversified Realty Corp.	114,240
199,614	DiamondRock Hospitality Co.*	2,421,318
2,900	EastGroup Properties, Inc.(a)	126,411
112,040	Education Realty Trust, Inc.	873,912
4,900	Entertainment Properties Trust	225,547
3,400	Equity LifeStyle Properties, Inc.	193,392
190,546	Equity One, Inc.(a)	3,553,683
5,200	Extra Space Storage, Inc.	99,996
14,200	FelCor Lodging Trust, Inc.*	99,826
54,900	First Industrial Realty Trust, Inc.*(a)	561,078
126,300	First Potomac Realty Trust	2,033,430
192,000	Franklin Street Properties Corp.(a)	2,878,080
4,500	Getty Realty Corp.	130,680
88,950	Government Properties Income Trust(a)	2,303,805
129,700	Healthcare Realty Trust, Inc.	2,723,700
26,200	Hersha Hospitality Trust	172,658
1,600	Home Properties, Inc.(a)	89,088
7,800	Inland Real Estate Corp.	72,384
4,600	Invesco Mortgage Capital, Inc.	102,902
47,425	Kilroy Reality Corp.	1,808,789
87,725	LaSalle Hotel Properties	2,436,123
78,478	Lexington Realty Trust	664,709
5,400	LTC Properties, Inc.	147,636
366,100	Medical Properties Trust, Inc.	4,019,778
250,959	MFA Financial, Inc.	2,050,335
45,721	Mid-America Apartment Communities, Inc.	2,914,714
23,900	MPG Office Trust, Inc.*(a)	87,952
17,000	National Retail Properties, Inc.(a)	422,450
46,700	Omega Healthcare Investors, Inc.	1,040,476
26,500	Parkway Properties, Inc.	447,850
2,400	Pebblebrook Hotel Trust	49,344
27,500	Pennsylvania Real Estate Investment Trust(a)	375,650
49,500	PS Business Parks, Inc.	2,881,395
9,900	Resource Capital Corp.	70,587
2,500	Saul Centers, Inc.	118,375
19,000	Senior Housing Properties Trust	425,980
74,000	Sovran Self Storage, Inc.	2,844,560
4,900	Sun Communities, Inc.(a)	162,288
13,899	Sunstone Hotel Investors, Inc.*	141,909

		47,758,979

Registered Investment Companies
32,000	American Capital Ltd.*	261,440
4,200	Gladstone Capital Corp.	44,268

		305,708

Restaurants — 0.1%
8,400	Bravo Brio Restaurant Group, Inc.*	136,920
21,700	Domino’s Pizza, Inc.*	355,880
19,200	Ruby Tuesday, Inc.*	258,816

		751,616

Retail — 0.9%
95,057	Cash America International, Inc.(a)	3,824,143
3,100	Genesco, Inc.*	115,103
5,400	Insight Enterprises, Inc.*	75,168
12,018	J. Crew Group, Inc.*	521,822
4,100	Jo-Ann Stores, Inc.*	247,353
37,790	Men’s Wearhouse, Inc. (The)	990,476
69,854	Pantry, Inc. (The)*	1,164,466
32,870	Regis Corp.(a)	550,901
21,600	Sonic Automotive, Inc. (Class A Stock)(a)	268,920

		7,758,352

Retail & Merchandising — 0.6%
86,282	American Eagle Outfitters, Inc.	1,247,638
46,996	AnnTaylor Stores Corp.*(a)	1,039,551
6,400	Collective Brands, Inc.*(a)	130,304
20,562	Conn’s, Inc.*(a)	90,884
20,100	Finish Line, Inc. (The) (Class A Stock)	309,339
65,855	hhgregg, Inc.*(a)	1,207,122
8,500	Interline Brands, Inc.*	180,455
2,100	Rush Enterprises, Inc. (Class A Stock)*	40,047
5,492	Ruth’s Hospitality Group, Inc.*(a)	25,593
8,000	Saks, Inc.*(a)	93,760
115,979	Talbots, Inc.*(a)	633,245

		4,997,938

Road & Rail — 0.2%
21,150	Landstar System, Inc.	876,245
46,425	Werner Enterprises, Inc.(a)	1,144,376

		2,020,621

Semiconductors — 1.4%
10,600	Amkor Technology, Inc.*(a)	86,284
146,127	Emulex Corp.*	1,667,309
18,658	Entegris, Inc.*	142,734
4,100	Inphi Corp.*	77,613
188,700	International Rectifier Corp.*(a)	6,044,061
61,334	Itron, Inc.*	3,558,599
4,400	IXYS Corp.*	49,852
4,800	MKS Instruments, Inc.*	137,808
6,000	Photronics, Inc.*	39,540
15,200	PMC - Sierra, Inc.*	118,864
8,300	Sigma Designs, Inc.*	115,619
2,800	Veeco Instruments, Inc.*(a)	121,128
75,189	Zoran Corp.*	713,543

		12,872,954

Semiconductors & Semiconductor Equipment — 0.7%
2,100	Aeroflex Holding Corp.*	32,949
92,000	Micrel, Inc.	1,231,880
36,400	Silicon Laboratories, Inc.*(a)	1,619,072
58,525	Skyworks Solutions, Inc.*(a)	1,859,339
96,850	TriQuint Semiconductor, Inc.*	1,274,546

		6,017,786

Software — 0.7%
83,500	Blackboard, Inc.*(a)	3,244,810
3,500	CSG Systems International, Inc.*	68,075
5,900	Digi International, Inc.*	62,481
3,900	DynaVox, Inc. (Class A Stock)*	20,475
5,700	EPIQ Systems, Inc	73,245
120,678	Lawson Software, Inc.*	1,134,373
3,600	SciQuest, Inc.*	48,348
600	Smith Micro Software, Inc.*	7,572
64,525	Tyler Technologies, Inc.*(a)	1,338,894

		5,998,273

Specialty Retail — 1.4%
386,450	Aaron’s, Inc.(a)	7,415,976
5,275	Brown Shoe Co., Inc.	66,834
90,800	Buckle, Inc. (The)(a)	3,246,100
149,500	RadioShack Corp.	2,264,925

		12,993,835

Telecommunications — 1.1%
2,300	Anixter International, Inc.	145,521
339,316	Arris Group, Inc.*	4,234,663
3,200	Black Box Corp.	112,608
39,962	Comtech Telecommunications Corp.	1,121,334
21,500	Consolidated Communications Holdings, Inc.	381,625
3,000	CPI International, Inc.*	58,200
26,800	MasTec, Inc.*	407,896
3,000	Oplink Communications, Inc.*	74,340
3,400	Plantronics, Inc.	120,360
48,400	Premiere Global Services, Inc.*	301,532
6,400	RF Micro Devices, Inc.*	43,008
70,500	SBA Communications Corp. (Class A Stock)*	2,876,400
11,300	Symmetricon, Inc.*	70,173
7,100	USA Mobility, Inc.	121,268

		10,068,928

Textiles, Apparel & Luxury Goods — 1.9%
113,300	Jones Group, Inc. (The)	1,437,777
13,200	Oxford Industries, Inc.	312,444
18,650	Perry Ellis International, Inc.*	524,998
153,425	Phillips-Van Heusen Corp.	8,955,417
173,825	Wolverine World Wide, Inc.	5,536,326

		16,766,962

Thrifts & Mortgage Finance — 0.7%
245,000	Astoria Financial Corp.(a)	3,488,800
2,900	BankFinancial Corp.	26,448
1,600	Capitol Federal Financial, Inc.	19,504
181,325	Washington Federal, Inc.	3,135,109

		6,669,861

Tobacco — 0.3%
69,400	Universal Corp.	2,629,566

Trading Companies & Distributors — 0.7%
16,850	Applied Industrial Technologies, Inc.	533,471
109,776	WESCO International, Inc.*(a)	6,152,945

		6,686,416

Transportation — 0.6%
10,700	Aircastle Ltd. (Bermuda)	113,634
9,100	Atlas Air Worldwide Holdings, Inc.*	462,371
75,100	Bristow Group, Inc.*	3,866,899
68,800	Excel Maritime Carriers Ltd. (Greece)*(a)	311,664
8,500	Gulfmark Offshore, Inc. (Class A Stock)*(a)	326,825
5,400	Heartland Express, Inc.	86,535
27,100	Horizon Lines, Inc. (Class A Stock)(a)	134,145
5,300	Incyte Corp.*(a)	78,122
4,200	Knightsbridge Tankers Ltd. (Bermuda)(a)	100,863
3,500	Marten Transport Ltd.	74,585
8,500	Quality Distribution, Inc.*	78,115
100	RailAmerica, Inc.*	1,247
4,900	Swift Transporation Co.*(a)	70,021

		5,705,026

Water Utilities
1,900	American States Water Co.	64,600
2,100	California Water Service Group	76,650
2,600	York Water Co.	43,862

		185,112

	TOTAL COMMON STOCKS (cost $632,852,146)	852,230,353

EXCHANGE TRADED FUND — 0.6%
78,625	iShares Russell 2000 Value Index Fund (cost $4,821,357)(a)	5,582,375

	TOTAL LONG-TERM INVESTMENTS (cost $637,673,503)	857,812,728

SHORT-TERM INVESTMENTS — 19.9%

PRINCIPAL AMOUNT (000)#	DESCRIPTION
U.S. TREASURY OBLIGATION
	U.S. Treasury Notes(k) (cost $175,668)
$ 175	0.75%, 11/30/11	175,725

SHARES
AFFILIATED MONEY MARKET MUTUAL FUND — 19.9%
179,734,595	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $179,734,595; includes $135,593,155 of cash collateral for securities on loan)(b)(w)	179,734,595

	TOTAL SHORT-TERM INVESTMENTS (cost $179,910,263)	179,910,320

	TOTAL INVESTMENTS — 114.8% (cost $817,583,766)(p)	1,037,723,048
	Liabilities in excess of other assets(x) — (14.8)%	(134,085,642)

	NET ASSETS — 100%	$ 903,637,406

The following abbreviations are used in the Portfolio descriptions:

ADR American Depositary Receipt

REIT Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $132,812,322; cash collateral of $135,593,155 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Schedule of Investments was $829,314,466; accordingly, net unrealized appreciation on investments for federal income tax purposes was $208,408,582 (gross unrealized appreciation $221,598,587; gross unrealized depreciation $13,190,005). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Liabilities in excess of other assets includes unrealized depreciation on futures contracts as follows:

Futures contracts open at January 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2011	Unrealized Depreciation
	Long Positions:
31	Russell 2000 Mini	Mar. 2011	$2,450,360	$2,418,620	$(31,740)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$852,230,353	$—	$—
Exchange Traded Fund	5,582,375	—	—
U.S. Treasury Obligation	—	175,725	—
Affiliated Money Market Mutual Fund	179,734,595	—	—
Other Financial Instruments*
Futures	(31,740)	—	—

Total	$1,037,515,583	$175,725	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

International Equity Portfolio

Schedule of Investments

as of January 31, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Australia — 4.5%
65,000	Bendigo and Adelaide Bank Ltd.	$ 635,152
57,345	BHP Billiton Ltd.	2,551,204
191,700	BlueScope Steel Ltd.	408,188
53,400	Caltex Australia Ltd.	716,328
248,800	Challenger Ltd.	1,140,215
170,700	Downer Edi Ltd.	656,569
765,800	Emeco Holdings Ltd.	840,611
395,000	Goodman Fielder Ltd.	496,615
41,700	GrainCorp Ltd.	313,547
281,400	Metcash Ltd.	1,180,270
69,800	National Australia Bank Ltd.	1,722,295
286,100	OneSteel Ltd.	779,929
252,800	Pacific Brands Ltd.*	262,148
167,700	Tabcorp Holdings Ltd.	1,165,032
331,500	Telstra Corp. Ltd.	927,450

		13,795,553

Austria — 0.6%
33,500	OMV AG	1,486,076
6,300	Voestalpine AG	282,705

		1,768,781

Belgium — 0.7%
102,600	AGFA-Gevaert NV*	456,543
20,300	Delhaize Group	1,602,032
15,990	Dexia SA*	66,707

		2,125,282

Bermuda — 0.5%
41,695	Seadrill Ltd.	1,371,689

Brazil — 1.6%
243,060	BM&FBOVESPA SA	1,698,701
42,890	Embraer SA, ADR	1,415,370
72,450	Natura Cosmeticos SA	1,855,853

		4,969,924

Canada — 2.4%
34,880	Canadian National Railway Co.	2,364,811
56,740	Canadian Natural Resources Ltd.	2,530,025
19,547	Cenovus Energy, Inc.	675,414
10,110	Potash Corp. of Saskatchewan, Inc.	1,797,356

		7,367,606

China — 1.9%
835,350	China Merchants Bank Co. Ltd. (Class H Stock)	1,981,873
3,358,700	Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,513,691
388,699	Sinopharm Group Co. (Class H Stock)	1,380,847

		5,876,411

Denmark — 1.9%
23,100	Danske Bank A/S*	619,451
40,500	H. Lundbeck A/S	840,573
29,883	Novo Nordisk A/S (Class B Stock)	3,367,292
29,070	Vestas Wind Systems A/S*	1,002,193

		5,829,509

Finland — 0.6%
90,200	Nokia Oyj	965,750
41,200	Tieto Oyj	867,570

		1,833,320

France — 9.7%
19,135	Air Liquide SA	2,390,106
320	Arkema SA	22,252
38,700	AXA SA	819,165
60,989	BNP Paribas	4,559,270
11,500	Casino Guichard Perrachon SA	1,123,737
7,600	Ciments Francais SA	677,401
93,400	Credit Agricole SA	1,379,810
44,000	France Telecom SA	961,171
35,534	Lafarge SA	2,105,389
18,917	LVMH Moet Hennessy Louis Vuitton SA	2,953,920
28,900	Publicis Groupe SA	1,487,378
16,700	Rallye SA	755,225
12,500	Renault SA*	817,811
35,000	Sanofi-Aventis SA	2,390,023
26,100	SCOR SE	722,379
7,000	Societe Generale	452,655
15,200	Thales SA	564,917
49,700	Total SA	2,906,618
82,000	Vivendi	2,350,379

		29,439,606

Germany — 9.7%
23,400	Allianz SE	3,250,267
3,600	Aurubis AG	202,653
21,900	BASF SE	1,684,523
69,900	Deutsche Bank AG	4,131,525
51,800	E.ON AG	1,726,950
39,260	Fresenius Medical Care AG & Co. KGaA	2,297,128
12,800	Hannover Rueckversicherung AG	715,989
7,400	Heidelberger Druckmaschinen AG*	35,208
8,400	MTU Aero Engines Holding AG	591,489
8,400	Muenchener Rueckversicherungs-Gesellschaft AG	1,315,699
10,900	Rheinmetall AG	933,331
22,000	RWE AG	1,584,682
62,129	SAP AG	3,591,399
19,900	Siemens AG	2,551,051
27,700	ThyssenKrupp AG	1,121,077
22,486	Volkswagen AG (PRFC Shares)	3,632,832
1,300	Vossloh AG	160,404

		29,526,207

Guernsey — 0.2%
16,040	Amdocs Ltd.*	467,406

Hong Kong — 2.8%
962,200	Chaoda Modern Agriculture Holdings Ltd.	693,775
1,372,954	CNOOC Ltd.	3,056,126
333,200	First Pacific Co. Ltd.	288,470
141,204	Hong Kong Exchanges and Clearing Ltd.	3,253,582
175,900	Kingboard Chemical Holdings Ltd.	1,005,699
46,300	Yue Yuen Industrial Holdings Ltd.	159,447

		8,457,099

Ireland — 0.7%
60,300	Allied Irish Banks PLC*	19,154
32,800	Bank of Ireland	13,652
313,989	Beazley PLC	598,022
33,100	Covidien PLC	1,571,257
33,100	Irish Life & Permanent Group Holdings PLC (XDUB)*	38,838
15,500	Irish Life & Permanent Group Holdings PLC (XLON)*	18,611

		2,259,534

Israel — 1.6%
182,600	Bank Hapoalim BM*	828,400
5,200	Elbit Systems Ltd.	263,522
67,518	Teva Pharmaceutical Industries Ltd., ADR	3,689,859

		4,781,781

Italy — 2.0%
15,900	Banco Popolare Scarl	56,546
361,000	Enel SpA	2,040,072
90,000	ENI SpA	2,131,767
50,900	Finmeccanica SpA	687,489
16,200	Fondiaria-Sai SpA	147,388
682,500	Telecom Italia SpA	969,954

		6,033,216

Japan — 16.4%
22,600	Alpine Electronics, Inc.	311,785
36,400	Aoyama Trading Co. Ltd.	614,886
18,600	Astellas Pharma, Inc.	710,575
44,789	Canon, Inc.	2,204,682
29,000	Circle K Sunkus Co. Ltd.	466,081
79,100	COMSYS Holdings Corp.	824,944
1,013	Dai-ichi Life Insurance Co. Ltd. (The)	1,591,516
11,675	Fanuc Corp.	1,847,556
135,000	Fuji Fire & Marine Insurance Co. Ltd. (The)*	184,361
114,100	Fukuoka Financial Group, Inc.	489,146
30,600	Fuyo General Lease Co. Ltd.	1,082,874
51,900	Heiwa Corp.	757,608
38,400	Hitachi Capital Corp.	609,565
26,300	Itochu Techno-Solutions Corp.	916,523
169,160	JX Holdings, Inc.	1,146,504
220	KDDI Corp.	1,238,434
39,800	Keihin Corp.	907,580
125,042	Komatsu Ltd.	3,729,669
11,300	Konami Corp.	226,228
149,300	Kurabo Industries Ltd.	278,716
13,300	Kyoei Steel Ltd.	190,269
22,600	Kyorin Holdings, Inc.	412,829
56,700	Kyowa Exeo Corp.	556,501
247,900	Marubeni Corp.	1,866,422
9,100	Miraca Holdings, Inc.	347,933
17,800	Mitsubishi Corp.	496,920
475,100	Mitsubishi UFJ Financial Group, Inc.	2,467,630
26,900	Mitsui & Co. Ltd.	454,061
591,500	Mizuho Financial Group, Inc.	1,141,923
161,400	Nichirei Corp.	736,648
61,300	Nippon Electric Glass Co. Ltd.	924,413
59,200	Nippon Shokubai Co. Ltd.	655,954
30,100	Nippon Telegraph & Telephone Corp.	1,396,490
254,300	Nishi-Nippon City Bank Ltd. (The)	789,959
99,600	Nissan Shatai Co. Ltd.	864,211
800	NTT DoCoMo, Inc.	1,430,597
13,700	Sankyo Co. Ltd.	760,344
150,200	Sankyu, Inc.	662,782
35,800	Sanwa Holdings Corp.	112,671
2,600	Seiko Epson Corp.	43,290
52,600	Seino Holdings Co. Ltd.	365,669
28,100	Shimachu Co. Ltd.	630,470
28,400	Shizuoka Gas Co. Ltd.	172,432
37,000	Sohgo Security Services Co. Ltd.	449,235
11,800	Sumitomo Bakelite Co. Ltd.	69,957
149,600	Sumitomo Corp.	2,155,175
46,100	Sumitomo Mitsui Financial Group, Inc.	1,567,400
12,600	Sumitomo Trust & Banking Co. Ltd. (The)	75,993
28,400	Takeda Pharmaceutical Co. Ltd.	1,368,902
164,400	Toagosei Co. Ltd.	823,102
50,400	Toppan Forms Co. Ltd.	499,233
74,343	Toyota Motor Corp.	3,060,669

56,300	Toyota Tsusho Corp	989,570
9,500	Tsuruha Holdings, Inc.	456,987
130,100	Yokohama Rubber Co. Ltd. (The)	665,143

		49,801,017

Liechtenstein — 0.1%
3,800	Verwaltungs-und Privat-Bank AG	450,847

Luxembourg — 1.0%
3,990	Aperam*	163,614
79,800	Arcelormittal	2,907,361

		3,070,975

Mexico — 1.4%
34,620	America Movil SAB de CV (Class L Stock), ADR	1,972,994
773,280	Wal-Mart de Mexico SAB de CV (Class V Stock)	2,150,727

		4,123,721

Netherlands — 3.9%
57,400	Aegon NV*	425,168
16,980	CSM NV	557,259
299,400	ING Groep NV, CVA*	3,412,204
60,500	Koninklijke Ahold NV	819,224
22,300	Koninklijke DSM NV	1,320,358
9,200	Koninklijke Philips Electronics NV	286,752
8,300	Nutreco NV	590,812
4,300	Royal Dutch Shell PLC (Class A Stock)	151,746
119,912	Royal Dutch Shell PLC (Class B Stock)	4,170,067

		11,733,590

New Zealand — 0.3%
825,600	Air New Zealand Ltd.	893,508

Norway — 0.5%
54,400	DnB NOR ASA	748,831
26,100	Statoil ASA	633,587

		1,382,418

Singapore — 0.1%
93,060	M1 Ltd.	178,454

South Korea — 0.7%
13,839	Hyundai Motor Co.	2,215,986

Spain — 3.3%
79,800	Banco Bilbao Vizcaya Argentaria SA	979,718
67,800	Banco Espanol de Credito SA	615,267
208,800	Banco Santander SA	2,558,613
63,100	Repsol YPF SA	1,984,888
154,067	Telefonica SA	3,869,711

		10,008,197

Sweden — 2.1%
87,100	Boliden AB	1,816,370
75,774	Hennes & Mauritz AB (Class B Stock)	2,485,992
88,400	Meda AB	729,853
15,400	NCC AB	359,592
57,500	Svenska Cellulosa AB SCA (Class B Stock)	1,002,961

		6,394,768

Switzerland — 6.8%
13,600	Baloise Holding AG	1,398,898
44,058	Clariant AG*	778,016
34,200	Credit Suisse Group AG	1,529,218
1,300	Georg Fischer AG*	700,954
35,897	Julius Baer Group Ltd.	1,624,491
38,274	Logitech International SA*	717,232
47,900	Nestle SA	2,590,355
103,605	Novartis AG	5,767,418
8,900	Roche Holding AG	1,353,856

22,000	Swiss Reinsurance Co. Ltd.	1,257,309
1,140	Swisscom AG	502,977
8,700	Zurich Financial Services AG	2,376,833

		20,597,557

Taiwan — 0.6%
56,000	HTC Corp.	1,882,498

Turkey — 0.3%
202,300	Turkiye Garanti Bankasi A/S	900,260

United Kingdom — 17.4%
169,000	ARM Holdings PLC	1,396,873
56,500	AstraZeneca PLC	2,742,732
183,100	Aviva PLC	1,298,723
259,100	BAE Systems PLC	1,419,430
242,700	Barclays PLC	1,142,006
131,600	Berendsen PLC	887,691
113,800	BG Group PLC	2,553,883
234,600	BP PLC	1,822,032
81,813	British American Tobacco PLC	3,020,743
138,711	British Sky Broadcasting Group PLC	1,677,561
685,700	BT Group PLC	1,927,666
65,477	Carnival PLC	2,989,195
80,900	Dairy Crest Group PLC	502,806
121,000	Drax Group PLC	752,034
314,800	DS Smith PLC	1,018,103
106,200	GlaxoSmithKline PLC	1,919,759
268,500	Home Retail Group PLC	928,576
15,100	IMI PLC	210,676
61,000	Intermediate Capital Group PLC	332,027
545,655	Kingfisher PLC	2,202,618
621,400	Legal & General Group PLC	1,104,879
390,200	Logica PLC	848,804
144,620	Marston’s PLC	236,755
12,700	Meggitt PLC	72,219
80,200	Melrose PLC	404,674
32,400	NEXT PLC	1,026,059
290,200	Northern Foods PLC	346,317
599,900	Old Mutual PLC	1,206,950
88,273	Pearson PLC	1,447,933
42,714	Reckitt Benckiser Group PLC	2,322,901
115,600	Rexam PLC	632,367
293,000	RSA Insurance Group PLC	637,834
47,828	SABMiller PLC	1,548,350
8,900	Spectris PLC	192,462
104,719	Standard Chartered PLC	2,732,544
98,300	Tate & Lyle PLC	868,400
463,632	Tesco PLC	2,990,719
177,400	Thomas Cook Group PLC	541,623
153,300	Tullett Prebon PLC	952,784
570,800	Vodafone Group PLC	1,603,284
93,800	WM Morrison Supermarkets PLC	400,425

		52,863,417

United States — 1.8%
33,087	Schlumberger Ltd.	2,944,412
34,820	Southern Copper Corp.	1,560,632
24,700	Thomson Reuters Corp.	986,668

		5,491,712

	TOTAL LONG-TERM INVESTMENTS (cost $278,008,810)	297,891,849

SHORT-TERM INVESTMENT — 1.6%
Affiliated Money Market Mutual Fund
4,960,502	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $4,960,502)(w)	4,960,502

	TOTAL INVESTMENTS(o) — 99.7% (cost $282,969,312)(p)	302,852,351
	Other assets in excess of liabilities (x) — 0.3%	929,780

	NET ASSETS — 100%	$303,782,131

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen
PRFC	Preference Shares
XDUB	Dublin Stock Exchange
XLON	London Stock Exchange
MXN	Mexican Peso

*	Non-income producing security.
(o)	As of January 31, 2011, 83 securities representing $83,100,526 and 27.4% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	The United States federal income tax basis of the Schedule of Investments was $283,916,300; accordingly, net unrealized appreciation on investments for federal income tax purposes was $18,936,051 (gross unrealized appreciation $35,813,153; gross unrealized depreciation $16,877,102. The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 – Prudential Core Taxable Money Market Fund.
(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at January 31, 2011:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)
Mexican Peso,
Expiring 05/24/11	State Street Bank	MXN	25,233	$2,016,965	$2,060,903	$(43,938)
Expiring 05/24/11	State Street Bank	MXN	15,429	1,268,835	1,260,149	8,686

				3,285,800	3,321,052	(35,252)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$13,795,553	$—
Austria	1,768,781	—	—
Belgium	2,125,282	—	—
Bermuda	1,371,689	—	—
Brazil	4,969,924	—	—
Canada	7,367,606	—	—
China	—	5,876,411	—
Denmark	5,829,509	—	—
Finland	1,833,320	—	—
France	29,439,606	—	—
Germany	29,526,207	—	—
Guernsey	467,406	—	—
Hong Kong	—	8,457,099	—
Ireland	2,259,534	—	—
Israel	4,781,781	—	—
Italy	6,033,216	—	—
Japan	—	49,801,017	—
Liechtenstein	450,847	—	—
Luxembourg	3,070,975	—	—
Mexico	4,123,721	—	—
Netherlands	11,733,590	—	—
New Zealand	—	893,508	—
Norway	1,382,418	—	—
Singapore	—	178,454	—
South Korea	—	2,215,986	—
Spain	10,008,197	—	—
Sweden	6,394,768	—	—
Switzerland	20,597,557	—	—
Taiwan	—	1,882,498	—
Turkey	900,260	—	—
United Kingdom	52,863,417	—	—
United States	5,491,712	—	—
Affiliated Money Market Mutual Fund	4,960,502	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	(35,252)	—

Total	$219,751,825	$83,065,274	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at 10/31/10 was $0. $46,858,163 was transferred into Level 2 from Level 1 at 1/31/11 as a result of using third-party vendor modeling tools to reflect any significant market movements between the time at which the Fund valued its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2011 were as follows:

Commercial Banks	12.6%
Oil & Gas	10.2
Pharmaceuticals	8.9
Insurance	7.4
Telecommunications	6.8
Food	5.0
Retail	3.8
Automobile Manufacturers	3.5
Chemicals	3.1
Diversified Financial Services	3.0
Media	2.2
Machinery & Equipment	2.1
Entertainment & Leisure	2.0
Distribution/Wholesale	1.9
Mining	1.9
Iron / Steel	1.9
Electric	1.8
Aerospace/Defense	1.7
Affiliated Money Market Mutual Fund	1.6
Agriculture	1.3
Holding Companies - Diversified	1.3
Software	1.3
Miscellaneous Manufacturers	1.2
Transportation	1.1
Computers	1.1
Building Materials	0.9
Household Products/ Wares	0.9
Healthcare - Services	0.7
Auto Parts And Equipment	0.7
Office Equipment	0.7
Engineering/Construction	0.7
Forest & Paper Products	0.6
Cosmetics & Toiletries	0.6
Commercial Services	0.6
Beverages	0.6
Healthcare - Products	0.5
Advertising	0.5
Electronics	0.5
Semiconductors	0.5
Electronic Components & Equipment	0.4
Electronic Equipment & Instruments	0.3
Airlines	0.3
Trading Companies & Distributors	0.3
Containers & Packaging	0.2
Building & Construction	0.1
Home Furnishings	0.1
Textiles	0.1
Metals	0.1
Apparel	0.1

99.7
Other assets in excess of liabilities	0.3

100.0%

Total Return Bond Portfolio

Schedule of Investments

as of January 31, 2011 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS — 89.7%
		ASSET-BACKED SECURITIES — 3.2%
		Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A
B3	$ 178	0.48%(c), 12/25/36	$ 158,925
		Countrywide Asset-Backed Certificates, Series 2006-15, Class A2
Ba1	2,000	5.683%(c), 10/25/46	1,962,692
		Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A
NR	EUR 1,762	3.00%, 04/20/17	2,392,545
		Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A
AAA(d)	2,100	1.92%(c), 02/16/19	2,085,708
		SLM Student Loan Trust, Series 2008-9, Class A
Aaa	4,421	1.803%(c), 04/25/23	4,565,847
		Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A
Caa2	486	1.761%(c), 04/25/35	373,758

		TOTAL ASSET-BACKED SECURITIES (cost $11,385,452)	11,539,475

		BANK LOANS(c)(g) — 0.3%
		Ford Motor Corp., Term B1
Baa3	25	3.02%, 11/29/13	24,636
Baa3	421	3.02%, 12/15/13	421,893
		TXU Corp., Term B3
B2	553	3.761%, 10/10/14	456,541
B2	29	3.803%, 10/10/14	23,571

		TOTAL BANK LOANS (cost $1,018,537)	926,641

		CONVERTIBLE BOND — 0.3%
		Financial Services
		National City Corp., Sr. Unsec’d. Notes (cost $1,200,000)
A3	1,200	4.00%, 02/01/11	1,200,000

		CORPORATE BONDS — 30.6%
		Aerospace — 0.1%
		Goodrich Corp., Sr. Unsec’d. Notes
Baa2	200	6.29%, 07/01/16	229,855

		Airlines — 0.1%
		United Air Lines, Inc., Equipment Trust(g)(i)
NR	664	10.85%, 02/19/15	338,784

		Automobile Manufacturers — 0.1%
		Daimler Finance North America LLC, Gtd. Notes, MTN
A3	400	5.75%, 09/08/11	411,962

Automotive Parts — 0.3%
Autozone, Inc., Sr. Unsec’d. Notes
Baa2	1,100	6.95%, 06/15/16	1,274,753

		Computer Services & Software — 0.4%
		Electronic Data Systems LLC, Sr. Unsec’d. Notes
A2	1,200	6.00%, 08/01/13	1,335,794

		Construction — 0.5%
		Pulte Group, Inc., Gtd. Notes
B1	1,600	6.25%, 02/15/13	1,670,000

		Electronic Components
		General Electric Co., Sr. Unsec’d. Notes
Aa2	100	5.25%, 12/06/17	108,299

		Financial - Bank & Trust — 12.2%
		American Express Bank FSB, Sr. Unsec’d. Notes
A2	500	5.50%, 04/16/13	537,749
		Bank of America Corp., Sr. Unsec’d. Notes
A2	1,200	0.563%(c), 10/14/16	1,092,663
A2	800	7.625%, 06/01/19	922,495
		Sr. Unsec’d. Notes, MTN
A2	300	5.65%, 05/01/18	312,472
		Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)
Baa1	5,700	6.05%, 12/04/17	5,855,359
		Citigroup, Inc., Sr. Unsec’d. Notes
A3	6,300	5.50%, 04/11/13	6,747,810
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Gtd. Notes (Netherlands)
Aaa	4,500	4.50%, 01/11/21	4,467,708
		Export-Import Bank of Korea, Sr. Unsec’d. Notes (South Korea)
A1	2,600	8.125%, 01/21/14	2,982,270
		Fortis Bank Nederland NV, Gov’t. Liquid Gtd. Notes, MTN (Netherlands)
Aaa	EUR 600	1.509%(c), 06/10/11	821,364
		Goldman Sachs Group, Inc. (The),
		Sr. Unsec’d. Notes
A1	300	6.15%, 04/01/18	326,791
A1	1,100	6.25%, 09/01/17	1,213,793
		Sr. Unsec’d. Notes, MTN
A1	400	0.703%(c), 07/22/15	385,352
		HSBC Bank USA NA, Sub. Notes
A1	1,900	4.875%, 08/24/20	1,849,962
		JPMorgan Chase & Co., Sr. Unsec’d. Notes
Aa3	400	4.25%, 10/15/20	385,268
		Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)
NR	3,500	5.625%, 01/24/13	870,625
NR	900	6.875%, 05/02/18	226,125
		Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN
Aa3	3,000	4.375%, 01/12/15	3,005,310
		Gov’t. Liquid Gtd. Notes, MTN
Aaa	EUR 400	1.179%(c), 06/09/11	547,643
		Jr. Sub. Notes, 144A
Ba1	3,100	12.00%(c), 12/29/49	3,475,389
		Royal Bank of Scotland PLC (The), Gtd. Notes (United Kingdom)
Aa3	5,100	5.625%, 08/24/20	4,922,683
		UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)
Aa3	3,300	1.384%(c), 02/23/12	3,328,416

			44,277,247

		Financial Services — 7.5%
		Ally Financial, Inc.,
		Gtd. Notes
B3	3,600	8.00%, 03/15/20	4,068,000
		Sr. Unsec’d. Notes
B3	100	8.00%, 11/01/31	113,586
		American General Finance Corp., Sr. Unsec’d. Notes, MTN
B3	100	5.40%, 12/01/15	85,500
		ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)
Aa2	700	6.20%, 07/19/13	771,766
		CitiFinancial, Inc., Sr. Unsec’d. Notes
A3	400	6.625%, 06/01/15	435,104
		El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A
Ba3	800	7.75%, 07/15/11	817,399
		Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
Ba2	2,000	5.625%, 09/15/15	2,101,888
Ba2	1,100	7.00%, 10/01/13	1,189,183
		General Electric Capital Corp.,
		Sr. Unsec’d. Notes, MTN
Aa2	1,700	0.604%(c), 06/20/14	1,619,126
		Sub. Notes, 144A
Aa1	GBP 400	6.50%(c), 09/15/67	609,073
		International Lease Finance Corp.,
		Sr. Sec’d. Notes, 144A
Ba3	1,900	7.125%, 09/01/18	2,047,250
		Sr. Unsec’d. Notes
B1	EUR 1,300	1.425%(c), 08/15/11	1,728,458
		Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN
A2	EUR 1,200	6.75%, 05/21/13	1,743,194
		Morgan Stanley, Sr. Unsec’d. Notes, MTN
A2	1,800	5.75%, 10/18/16	1,929,566
A2	3,200	6.625%, 04/01/18	3,476,893
		Pearson Dollar Finance PLC, Gtd. Notes, 144A (United Kingdom)
Baa1	4,200	5.70%, 06/01/14	4,575,186

			27,311,172

		Insurance — 1.4%
		American International Group, Inc.,
		Sr. Unsec’d. Notes
Baa1	2,300	8.25%, 08/15/18	2,710,612
		Sr. Unsec’d. Notes, MTN
A3	EUR 600	1.184%(c), 07/19/13	766,988
Baa1	1,400	5.85%, 01/16/18	1,460,777

			4,938,377

		Metals & Mining — 1.0%
		Gerdau Trade, Inc., Gtd. Notes, 144A (British Virgin Islands)
BBB-(d)	3,600	5.75%, 01/30/21	3,609,000

		Oil, Gas & Consumable Fuels — 0.4%
		Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada)
Baa2	1,300	6.85%, 06/01/39	1,451,801

		Paper & Forest Products — 1.1%
		International Paper Co., Sr. Unsec’d. Notes
Baa3	3,600	5.25%, 04/01/16	3,862,735

		Pharmaceuticals — 0.4%
		Cardinal Health, Inc., Sr. Unsec’d. Notes
Baa3	1,200	6.00%, 06/15/17	1,359,221

		Pipelines — 0.1%
		El Paso Corp., Notes, MTN
Ba3	300	7.80%, 08/01/31	305,397

		Printing & Publishing — 0.3%
		Donnelley (R.R.) & Sons Co., Sr. Unsec’d. Notes
Baa3	1,000	6.125%, 01/15/17	1,014,921

		Real Estate Investment Trust — 1.0%
		Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia)
Baa3	3,700	6.375%, 11/12/20	3,542,794

		Retail & Merchandising — 0.5%
		Limited Brands, Inc., Sr. Unsec’d. Notes
Ba3	1,900	6.90%, 07/15/17	2,023,500

		Telecommunications — 1.6%
		Embarq Corp., Sr. Unsec’d. Notes
Baa3	1,600	6.738%, 06/01/13	1,742,088
Baa3	1,000	7.082%, 06/01/16	1,138,526
		Qwest Corp., Sr. Unsec’d. Notes
Baa3	1,500	7.625%, 06/15/15	1,725,000
		Sprint Capital Corp., Gtd. Notes
Ba3	1,000	8.375%, 03/15/12	1,062,500

			5,668,114

		Tobacco — 0.4%
		Altria Group, Inc., Gtd. Notes
Baa1	400	9.70%, 11/10/18	518,765
		Reynolds American, Inc., Gtd. Notes
Baa3	750	7.625%, 06/01/16	881,332

			1,400,097

		Transportation — 0.5%
		CSX Corp., Sr. Unsec’d. Notes
Baa3	1,600	6.25%, 03/15/18	1,834,594

		Utilities — 0.7%
		Ameren Illinois Co., Sr. Sec’d. Notes
Baa1	2,500	6.25%, 04/01/18	2,752,234

		TOTAL CORPORATE BONDS (cost $108,541,264)	110,720,651

		FOREIGN GOVERNMENT BONDS — 5.6%
		Australia Government, Sr. Unsec’d. Notes (Australia)
Aaa	AUD 7,000	4.75%, 06/15/16	6,812,489
Aaa	AUD 2,100	6.00%, 02/15/17	2,163,222
		Canadian Government, Notes (Canada)
Aaa	CAD 9,900	1.50%, 03/01/12	9,906,624
		Republic of Brazil, Sr. Unsec’d. Notes (Brazil)
Ba2	BRL 2,200	12.50%, 01/05/22	1,534,239

		TOTAL FOREIGN GOVERNMENT BONDS (cost $18,869,689)	20,416,574

		MUNICIPAL BONDS — 4.2%
		California — 0.2%
		East Bay Municipal Utility District Water System, Revenue Bonds
Aa1	600	5.874%, 06/01/40	592,830

		Illinois — 1.7%
		Chicago Transit Authority, Series A, Revenue Bonds
Aa3	700	6.899%, 12/01/40	671,944
		Chicago Transit Authority, Series B, Revenue Bonds
Aa3	800	6.899%, 12/01/40	767,936
		State of Illinois, General Obligation Unlimited
A1	4,700	2.766%, 01/01/12	4,708,601

			6,148,481

		Kentucky — 1.0%
		Kentucky State Property & Building Commission, Revenue Bonds
Aa2	800	4.303%, 11/01/19	757,864
Aa2	1,000	4.403%, 11/01/20	944,460
Aa2	1,900	5.373%, 11/01/25	1,793,201

			3,495,525

		New York — 1.3%
		New York City Transitional Finance Authority, Revenue Bonds
Aa1	1,400	4.725%, 11/01/23	1,316,070
Aa1	1,100	4.905%, 11/01/24	1,031,789
Aa1	1,100	5.075%, 11/01/25	1,081,421
		New York City Trust For Cultural Resources, Revenue Bonds
Aa2	1,500	5.125%, 07/01/31	1,478,460

			4,907,740

		TOTAL MUNICIPAL BONDS (cost $15,548,270)	15,144,576

		RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.8%
		American Home Mortgage Assets, Series 2006-1, Class 2A1
Ca	1,105	0.45%(c), 05/25/46	680,570
		American Housing Trust, Series I, Class 5
AAA(d)	1	8.625%, 08/25/18	1,166
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2002-11, Class 1A1
Aaa	32	5.668%(c), 02/25/33	32,249
		Series 2005-4, Class 3A1
Caa2	1,269	5.306%(c), 08/25/35	1,121,939
		Series 2007-3, Class 1A1
CCC(d)	1,082	5.32%(c), 05/25/47	822,645
		Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2
Caa1	293	2.834%(c), 05/25/35	264,333

		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-6, Class A2
B3	387	2.56%(c), 08/25/35	349,252
		Series 2007-10, Class 22AA
CCC(d)	1,063	5.805%(c), 09/25/37	783,357
		Countrywide Alternative Loan Trust,
		Series 2006-OA9, Class 2A1A
Ca	1,183	0.471%(c), 07/20/46	591,509
		Series 2006-OA17, Class 1A1A
Ca	1,223	0.456%(c), 12/20/46	732,740
		FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1
Aaa	552	1.73%(c), 07/25/44	554,322
		Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1
B(d)	1,303	3.112%(c), 10/25/33	1,124,539
		Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1
BB(d)	3	1.928%(c), 01/25/32	2,282
		Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
B2	272	0.47%(c), 02/25/36	212,193
		Residential Funding Mortgage Securities I, Series 2003-S9, Class A1
BB(d)	23	6.50%, 03/25/32	23,436
		Washington Mutual Mortgage Pass-Through Certificates,
		Series 2003-R1, Class A1
Aaa	1,073	0.80%(c), 12/25/27	971,323
		Series 2003-R1, Class X, 144A, IO
NR	1,108	0.00%(c), 12/25/27	46,048
		Series 2007-OA2, Class 1A
Caa3	968	1.023%(c), 03/25/47	663,209
		Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1
A(d)	1,214	3.077%(c), 03/25/36	1,080,035

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $9,921,860)	10,057,147

		U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 32.9%
		Federal Home Loan Mortgage Corp.
	24	2.608%(c), 01/01/24	25,177
	20	3.004%(c), 09/01/35	21,431
	6,908	5.50%, 06/01/31-02/01/40	7,368,334
	23	7.50%, 09/01/16-07/01/17	26,290
		Federal National Mortgage Assoc.
	82	2.032%(c), 01/01/20	84,778
	185	2.145%(c), 12/01/34	191,343
	2,000	3.00%, TBA	1,955,000
	9,000	3.50%, 10/01/25-02/01/26	9,064,168
	61	3.842%(c), 05/01/36	60,665
	42,173	4.00%, 05/01/13-01/01/41	42,351,307
	2,000	4.00%, TBA	2,059,062
	7,000	4.00%, TBA	6,937,658
	39,189	4.50%, 01/01/13-09/01/40	40,508,969
	1,000	4.50%, TBA	1,047,969
	6,000	4.50%, TBA	6,134,064
	1,027	5.50%, 07/01/32-04/01/36	1,098,409

	Government National Mortgage Assoc.
52	2.625%, 07/20/22-07/20/27	52,986
75	3.125%, 10/20/26-11/20/29	77,137
74	3.375%, 02/20/17-02/20/26	76,049
43	8.50%, 06/15/30-08/20/30	51,786

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $120,349,337)	119,192,582

	U.S. TREASURY OBLIGATIONS — 9.8%
	U.S. Treasury Bonds
400	4.375%, 02/15/38	390,438

200	4.625%, 02/15/40		202,188
2,200	6.125%, 11/15/27		2,714,250
800	6.25%, 08/15/23		996,500
4,200	7.50%, 11/15/24		5,815,030
1,700	7.625%, 11/15/22		2,349,188
4,900	8.125%, 05/15/21		6,921,250
	U.S. Treasury Notes
1,800	2.125%, 12/31/15		1,817,438
13,400	2.25%, 11/30/17(h)(k)		13,049,295
200	2.375%, 08/31/14		207,875
200	2.50%, 04/30/15(h)		207,562
1,050	2.625%, 11/15/20		984,375

	TOTAL U.S. TREASURY OBLIGATIONS (cost $35,809,814)		35,655,389

	TOTAL LONG-TERM INVESTMENTS (cost $322,644,223)		324,853,035

	SHORT-TERM INVESTMENTS — 15.5%
	REPURCHASE AGREEMENTS(m) — 15.0%
36,400	Credit Suisse Securities (USA) LLC, 0.23%, dated 01/31/11, due 02/01/11 in the amount of $36,400,233		36,400,000
18,100	JPMorgan Securities LLC, 0.23%, dated 01/31/11, due 02/01/11 in the amount of $18,100,116		18,100,000

	TOTAL REPURCHASE AGREEMENTS (cost $54,500,000)		54,500,000

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND — 0.4%
1,425,656	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,425,656)(w)		1,425,656

PRINCIPAL AMOUNT (000)#
	U.S. TREASURY OBLIGATIONS(h)(n) — 0.1%
	U.S. Treasury Bills
$ 170	0.18%, 07/14/11		169,873
280	0.186%, 06/16/11		279,832

	TOTAL U.S. TREASURY OBLIGATIONS (cost $449,695)		449,705

	TOTAL SHORT-TERM INVESTMENTS (cost $56,375,351)		56,375,361

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 105.2% (cost $379,019,574)(p)		381,228,396

NOTIONAL AMOUNTS (000)#		Counterparty
	OPTIONS WRITTEN* — (0.2)%
	Call Options — (0.1)%
	90 Day Euro Dollar Futures,
$ 41,000	expiring 09/19/11, Strike Price $99.38		(23,831)
	5 Year CDX North America IG 15,
1,300	expiring 03/16/11, Strike Price $0.90	Morgan Stanley	(4,602)
	Currency Option USD vs CAD,
1,500	expiring 03/09/11, @ FX Rate 1.05		(1,819)
	Option on 2 year swap rate,
25,500	expiring 11/14/11, Strike Price $—(q)	Morgan Stanley	(411,461)

			(441,713)

	Put Options — (0.1)%
	90 Day Euro Dollar Futures,
41,000	expiring 09/19/11, Strike Price $99.38		(13,069)
	5 Year CDX North America IG 15,
1,300	expiring 03/16/11, Strike Price $1.50	Morgan Stanley	(124)
	Interest Rate Swap Options,
3,500	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(45,250)
4,300	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	(45,798)
5,200	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(55,384)
4,600	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(48,993)
600	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(6,390)
200	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Barclays Capital Group	(100)
100	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Credit Suisse First Boston Corp.	(50)
4,700	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	(2,342)
6,700	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	(76,633)
6,100	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(69,771)
3,900	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	(44,607)
2,600	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	UBS Securities	(29,738)

			(438,249)

	TOTAL OPTIONS WRITTEN (premiums received $681,532)		(879,962)

PRINCIPAL AMOUNT (000)#
	SECURITIES SOLD SHORT — (6.1)%
	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	Federal Home Loan Mortgage Corp.
$ 6,000	5.50%, TBA		(6,394,218)
	Federal National Mortgage Assoc.
7,000	3.50%, TBA		(7,039,375)
8,000	5.50%, TBA		(8,550,000)

	TOTAL SECURITIES SOLD SHORT (proceeds received $21,967,812)		(21,983,593)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 98.9% (cost $356,370,230)		358,364,841
	Other assets in excess of other liabilities(x) — 1.1%		3,803,611

	NET ASSETS — 100%		$362,168,452

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDX	Credit Derivative Index
FHLMC	Federal Home Loan Mortgage Corp.
FSB	Federal Savings Bank
IO	Interest Only

MTN	Medium Term Note
NR	Not Rated by Moodys or Standard & Poor’s
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
USD	United States Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of January 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2011.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by United States Treasuries.
(n)	Rates shown are the effective yields at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $379,898,571; accordingly, net unrealized appreciation on investments for federal income tax purposes was $1,329,825 (gross unrealized appreciation $8,609,810; gross unrealized depreciation $7,279,985). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(q)	Exercise price and final cost determined on a future date, based upon the implied volatility.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at January 31, 2011.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Futures contracts open at January 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2011	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
90	90 Day Euro Dollar	Mar. 2011	$22,416,225	$22,422,375	$6,150
78	90 Day Euro Dollar	Dec. 2011	19,362,775	19,371,300	8,525
38	90 Day Euro Dollar	Mar. 2012	9,407,375	9,417,825	10,450
6	90 Day Euro Euribor	Mar. 2011	2,030,929	2,029,389	(1,540)
109	90 Day Euro Euribor	Jun. 2011	36,850,270	36,777,688	(72,582)
76	90 Day Euro Euribor	Sep. 2011	25,630,819	25,589,830	(40,989)
47	2 Year Euro-Schatz	Mar. 2011	7,014,801	6,954,633	(60,168)

					$(150,154)

(1)	Cash of $16,000 and U.S. Treasury Securities with a market value of $326,232 has been segregated to cover requirements for open futures contracts at January 31, 2011.

Forward foreign currency exchange contracts outstanding at January 31, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 03/02/11	Barclays Capital Group	BRL	1,384	$821,666	$824,457	$2,791
Canadian Dollar,
Expiring 02/07/11	Deutsche Bank	CAD	1,237	1,232,000	1,235,221	3,221
Expiring 02/17/11	Royal Bank of Canada	CAD	1,234	1,239,003	1,231,943	(7,060)
Chinese Yuan,
Expiring 04/07/11	JPMorgan Chase	CNY	4,875	735,000	737,843	2,843
Expiring 04/28/11	Citigroup Global Markets	CNY	1,296	196,000	196,281	281
Expiring 04/28/11	JPMorgan Chase	CNY	1,555	235,000	235,373	373
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	2,986	449,000	452,599	3,599
Expiring 09/14/11	Citigroup Global Markets	CNY	1,248	188,000	189,694	1,694
Expiring 09/14/11	Royal Bank of Scotland	CNY	776	117,000	117,877	877
Expiring 09/14/11	UBS Securities	CNY	1,863	281,000	283,105	2,105
Expiring 11/04/11	Deutsche Bank	CNY	2,943	461,000	447,917	(13,083)
Expiring 11/15/11	Deutsche Bank	CNY	2,589	391,000	394,124	3,124
Expiring 02/13/12	Barclays Capital Group	CNY	7,579	1,178,220	1,157,896	(20,324)
Expiring 02/13/12	Barclays Capital Group	CNY	3,197	495,753	488,338	(7,415)
Expiring 02/13/12	Citigroup Global Markets	CNY	6,222	968,274	950,536	(17,738)
Expiring 02/13/12	Citigroup Global Markets	CNY	4,379	680,286	669,019	(11,267)
Expiring 02/13/12	Citigroup Global Markets	CNY	3,046	472,412	465,273	(7,139)
Expiring 02/13/12	Deutsche Bank	CNY	3,029	470,186	462,794	(7,392)
Expiring 02/13/12	Deutsche Bank	CNY	2,916	452,501	445,421	(7,080)
Expiring 02/13/12	Deutsche Bank	CNY	1,677	258,269	256,142	(2,127)
Expiring 02/13/12	JPMorgan Chase	CNY	3,691	574,000	563,923	(10,077)
Expiring 02/13/12	JPMorgan Chase	CNY	3,084	478,654	471,165	(7,489)
Expiring 02/13/12	UBS Securities	CNY	2,435	378,083	371,937	(6,146)
Expiring 02/01/13	Deutsche Bank	CNY	4,875	770,188	768,634	(1,554)
Indian Rupee,
Expiring 03/09/11	Barclays Capital Group	INR	57,978	1,272,000	1,254,341	(17,659)
Expiring 03/09/11	Deutsche Bank	INR	25,468	559,000	550,998	(8,002)
Expiring 05/09/11	Barclays Capital Group	INR	50,713	1,094,594	1,084,919	(9,675)
Malaysian Ringgit,
Expiring 02/07/11	Citigroup Global Markets	MYR	17	5,614	5,632	18
Expiring 02/07/11	Deutsche Bank	MYR	17	5,639	5,635	(4)
New Taiwanese Dollar,
Expiring 04/06/11	Deutsche Bank	TWD	24,100	810,084	831,211	21,127
Expiring 04/06/11	Deutsche Bank	TWD	16,874	569,194	581,978	12,784
Expiring 04/06/11	JPMorgan Chase	TWD	39,129	1,353,000	1,349,555	(3,445)
Norwegian Krone,
Expiring 02/07/11	Citigroup Global Markets	NOK	2,919	489,270	505,254	15,984
Expiring 02/07/11	Royal Bank of Canada	NOK	3,944	667,315	682,673	15,358
Expiring 02/07/11	Royal Bank of Canada	NOK	1,250	211,497	216,365	4,868
Singapore Dollar,
Expiring 02/24/11	Barclays Capital Group	SGD	397	304,000	310,307	6,307
Expiring 02/24/11	Hong Kong & Shanghai Bank	SGD	397	304,000	310,376	6,376
Expiring 02/24/11	JPMorgan Chase	SGD	397	304,000	310,233	6,233
Expiring 02/24/11	Morgan Stanley	SGD	399	306,000	312,175	6,175
Expiring 02/24/11	UBS Securities	SGD	397	304,000	310,181	6,181
Expiring 06/09/11	Deutsche Bank	SGD	1,540	1,180,420	1,203,965	23,545
Expiring 06/09/11	Deutsche Bank	SGD	851	654,118	665,365	11,247
Expiring 06/09/11	Goldman Sachs & Co.	SGD	1,987	1,551,125	1,553,469	2,344

South Korean Won,
Expiring 05/09/11	Barclays Capital Group	KRW	948,275	830,000	840,251	10,251
Expiring 05/09/11	Barclays Capital Group	KRW	188,400	167,720	166,938	(782)
Expiring 05/09/11	Citigroup Global Markets	KRW	729,700	646,038	646,575	537
Expiring 05/09/11	Citigroup Global Markets	KRW	657,000	585,666	582,157	(3,509)
Expiring 05/09/11	Citigroup Global Markets	KRW	450,000	401,786	398,738	(3,048)
Expiring 05/09/11	Deutsche Bank	KRW	851,163	745,000	754,202	9,202
Expiring 05/09/11	Goldman Sachs & Co.	KRW	151,857	133,818	134,558	740
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	355,000	316,230	314,560	(1,670)
Expiring 05/09/11	JPMorgan Chase	KRW	2,504,594	2,162,488	2,219,281	56,793
Expiring 05/09/11	JPMorgan Chase	KRW	819,900	722,995	726,500	3,505
Expiring 05/09/11	Royal Bank of Scotland	KRW	713,000	630,221	631,778	1,557

				$32,809,327	$32,877,682	$68,355

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/29/11	Deutsche Bank	AUD	9,358	$9,148,521	$9,224,781	$(76,260)
Brazilian Real,
Expiring 03/02/11	Citigroup Global Markets	BRL	1,384	811,356	824,457	(13,101)
Expiring 04/04/11	Barclays Capital Group	BRL	1,384	815,564	818,151	(2,587)
British Pound,
Expiring 03/21/11	Royal Bank of Canada	GBP	1,952	3,051,474	3,125,628	(74,154)
Canadian Dollar,
Expiring 02/17/11	Deutsche Bank	CAD	8,544	8,483,092	8,529,759	(46,667)
Chinese Yuan,
Expiring 04/07/11	Deutsche Bank	CNY	4,875	740,584	737,843	2,741
Euro,
Expiring 04/19/11	UBS Securities	EUR	9,541	12,861,993	13,050,245	(188,252)
Indian Rupee,
Expiring 03/09/11	Barclays Capital Group	INR	139	3,000	3,008	(8)
Expiring 03/09/11	UBS Securities	INR	480	10,359	10,388	(29)
Japanese Yen,
Expiring 04/14/11	Royal Bank of Canada	JPY	103,071	1,237,717	1,256,459	(18,742)
Malaysian Ringgit,
Expiring 02/07/11	Citigroup Global Markets	MYR	17	5,639	5,635	4
Expiring 02/07/11	Deutsche Bank	MYR	17	5,559	5,633	(74)
Expiring 08/11/11	Citigroup Global Markets	MYR	17	5,575	5,564	11
Singapore Dollar,
Expiring 02/24/11	Goldman Sachs & Co.	SGD	1,987	1,550,811	1,553,273	(2,462)

				$38,731,244	$39,150,824	$(419,580)

Interest rate swap agreements outstanding at January 31, 2011:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	12/15/17	AUD	1,900	5.50%	6 month Australian Bank Bill rate	$(39,109)	$(9,095)	$(30,014)
Deutsche Bank(1)	12/15/17	AUD	1,200	5.50%	6 month Australian Bank Bill rate	(24,701)	(5,113)	(19,588)
Barclays Bank PLC(1)	01/02/14	BRL	8,700	11.99%	Brazilian interbank lending rate	(10,708)	2,170	(12,878)
Barclays Bank PLC(1)	01/02/13	BRL	9,300	11.91%	Brazilian interbank lending rate	1,950	33,674	(31,724)
Credit Suisse International(1)	01/02/13	BRL	2,000	12.48%	Brazilian interbank lending rate	8,210	(310)	8,520
Goldman Sachs & Co. (1)	01/02/13	BRL	700	11.93%	Brazilian interbank lending rate	752	(1,375)	2,127
Goldman Sachs & Co. (1)	01/02/14	BRL	11,200	11.96%	Brazilian interbank lending rate	(18,076)	(5,016)	(13,060)
Merrill Lynch & Co.(1)	01/02/14	BRL	19,600	11.86%	Brazilian interbank lending rate	(131,616)	14,988	(146,604)
Morgan Stanley & Co.(1)	01/02/13	BRL	800	12.59%	Brazilian interbank lending rate	4,302	816	3,486
UBS AG(1)	01/02/12	BRL	6,600	10.58%	Brazilian interbank lending rate	(73,683)	(45,440)	(28,243)
UBS AG(1)	01/02/12	BRL	900	11.02%	Brazilian interbank lending rate	4,640	—	4,640

						$(278,039)	$(14,701)	$(263,338)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at January 31, 2011:

Counterparty	Termination Date	Notional Amount (000)(2)#	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps - Buy Protection (1):
Deutsche Bank	06/20/16	$1,100	0.72%	AutoZone, Inc., 6.95%, due 06/15/16	$7,041	$—	$7,041
UBS AG	06/20/17	1,200	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	14,296	—	14,296
Barclays Bank PLC	06/20/15	400	0.15%	CitiFinancial, 6.625%, 06/01/15	18,416	—	18,416
Goldman Sachs & Co.	03/20/18	1,600	1.65%	CSX Corp., 6.25%, due 03/15/18	(120,423)	—	(120,423)
Bank of America Securities LLC	03/20/17	1,000	0.80%	Donnelley (R.R.) & Sons, 6.125%, due 01/15/17	98,837	—	98,837
Merrill Lynch & Co.	12/20/11	363	0.00%	Dow Jones CDX HY7 Index	43,380	23,759	19,621
Deutsche Bank	06/20/18	2,033	1.50%	Dow Jones CDX IG10 10Y Index	(34,583)	(24,878)	(9,705)
Goldman Sachs & Co.	06/20/18	4,259	1.50%	Dow Jones CDX IG10 10Y Index	(72,459)	(124,070)	51,611
Morgan Stanley & Co.	06/20/18	11,035	1.50%	Dow Jones CDX IG10 10Y Index	(187,733)	(245,494)	57,761
Credit Suisse International	06/20/15	2,700	1.00%	Dow Jones CDX IG14 5Y Index	(28,882)	(25,368)	(3,514)
Morgan Stanley & Co.	06/20/15	5,300	1.00%	Dow Jones CDX IG14 5Y Index	(56,694)	(50,312)	(6,382)
UBS AG	06/20/15	1,400	1.00%	Dow Jones CDX IG14 5Y Index	(14,975)	(11,722)	(3,253)
Barclays Bank PLC	12/20/17	1,258	0.80%	Dow Jones CDX IG9 10Y Index	35,234	11,157	24,077
Goldman Sachs & Co.	12/20/17	1,549	0.80%	Dow Jones CDX IG9 10Y Index	43,364	18,602	24,762
Morgan Stanley & Co.	12/20/17	1,839	0.80%	Dow Jones CDX IG9 10Y Index	51,495	30,143	21,352
Deutsche Bank	03/20/14	700	1.25%	Embarq Corp., 7.08%, due 06/01/16	(17,069)	—	(17,069)
Deutsche Bank	03/20/14	600	1.27%	Embarq Corp., 7.08%, due 06/01/16	(15,017)	—	(15,017)
Deutsche Bank	03/20/14	600	1.43%	Embarq Corp., 7.08%, due 06/01/16	(18,013)	—	(18,013)
Morgan Stanley & Co.	03/20/14	200	1.30%	Embarq Corp., 7.08%, due 06/01/16	(5,200)	—	(5,200)
Deutsche Bank	09/20/16	200	0.51%	Goodrich Corp., 6.29%, due 07/01/16	82	—	82
Bank of America Securities LLC	09/20/17	1,900	2.29%	Limited Brands, Inc., 6.90%, due 07/15/17	(39,824)	—	(39,824)
UBS AG	06/20/17	200	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	12,592	—	12,592
Morgan Stanley & Co.	06/20/14	4,200	0.76%	Pearson Dollar, 5.70%, due 06/01/14	(45,803)	—	(45,803)
JPMorgan Chase	03/20/12	1,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	6,881	—	6,881
Morgan Stanley & Co.	06/20/12	300	0.11%	Target Corp., 5.875%, due 03/01/12	183	—	183

					$(324,874)	$(398,183)	$73,309

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$9,453,767	$2,085,708
Bank Loans	—	926,641	—
Convertible Bond	—	1,200,000	—
Corporate Bonds	—	110,720,651	—
Foreign Government Bonds	—	20,416,574	—
Municipal Bonds	—	15,144,576	—
Residential Mortgage-Backed Securities	—	10,011,099	46,048
U.S. Government Mortgage-Backed Obligations	—	119,192,582	—
U.S. Treasury Obligations	—	36,105,094	—
Repurchase Agreements	—	54,500,000	—
Affiliated Money Market Mutual Fund	1,425,656	—	—
Options Written	(36,900)	(431,601)	(411,461)
Securities Sold Short - U.S. Government Mortgage-Backed Obligations	—	(21,983,593)	—
Other Financial Instruments*
Futures	(150,154)	—	—
Forward foreign currency exchange contracts	—	(351,225)	—
Interest rate swap agreements	—	(263,338)	—
Credit default swap agreements	—	73,309	—

Total	$1,238,602	$354,714,536	$1,720,295

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of January 31, 2011 categorized by risk exposure:

Derivative Fair Value 01/31/2011
Credit contracts	$(342,878)
Foreign exchange contracts	(353,044)
Interest rate contracts	(875,448)

Total	$(1,571,370)

Intermediate-Term Bond Portfolio

Schedule of Investments

as of January 31, 2011 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS — 106.1%
		ASSET-BACKED SECURITIES — 2.7%
		AMMC CDO, Series 2006-6A, Class A1A, 144A
Aaa	$ 500	0.513%(c), 05/03/18	$ 469,195
		Armstrong Loan Funding Ltd., Series 2008-1A, Class A, 144A
Aaa	582	0.837%(c), 08/01/16	577,143
		BA Credit Card Trust, Series 2008-A5, Class A5
Aaa	400	1.461%(c), 12/16/13	401,795
		Ford Credit Auto Owner Trust,
		Series 2009-A, Class A3B
Aaa	1,522	2.761%(c), 05/15/13	1,537,667
		Series 2009-E, Class A2
Aaa	746	0.80%, 03/15/12	746,382
		Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A
B3	350	0.39%(c), 05/25/37	287,142
		SLM Student Loan Trust,
		Series 2006-8, Class A2
Aaa	45	0.303%(c), 10/25/16	44,783
		Series 2008-9, Class A
Aaa	1,965	1.803%(c), 04/25/23	2,029,265

		TOTAL ASSET-BACKED SECURITIES (cost $6,104,808)	6,093,372

		BANK LOANS(c)(g) — 0.7%
		CIT Group, Inc., Term 3
B1	1,000	6.25%, 08/11/15	1,023,594
		International Lease Finance, Term B2
Ba3	500	7.00%, 03/17/16	504,375

		TOTAL BANK LOANS (cost $1,511,354)	1,527,969

		COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
		Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A
NR	969	2.011%(c), 11/15/15	892,160
		Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A
Aaa	1,096	3.156%, 07/10/46	1,101,408
		Credit Suisse Mortgage Capital Certificates,
		Series 2010-RR1, Class 2A, 144A
NR	600	5.695%(c), 09/15/40	640,460
		Series 2010-RR1, Class 3A, 144A
NR	600	5.658%(c), 06/10/49	642,942
		Series 2010-RR7, Class 2A, 144A
NR	700	5.467%(c), 09/18/39	728,963
		GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1
AAA(d)	32	4.229%, 12/10/37	31,997
		GS Mortgage Securities Corp. II, Series 2001-1285, Class A1, 144A
Aaa	99	6.044%, 08/15/18	100,510
		Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A
Aaa	400	0.80%(c), 07/09/21	381,359

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,364,044)	4,519,799

		CONVERTIBLE BOND — 0.9%
		Biotechnology
		Amgen, Inc., Sr. Unsec’d. Notes (cost $2,000,000)
A3	2,000	0.125%, 02/01/11	2,000,000

		CORPORATE BONDS — 74.5%
		Airlines — 1.0%
		Delta Air Lines, Inc., Pass-Through Certificates
Baa2	395	6.20%, 07/02/18	420,024
BBB-(d)	500	7.111%, 03/18/13	515,000
		Southwest Airlines Co., First Mortgage, 144A
BBB+(d)	750	10.50%, 12/15/11	803,649
		United Airlines, Inc., Equipment Trust(g)(i)
NR	996	10.85%, 02/19/15	508,177

			2,246,850

		Auto Manufacturers — 1.0%
		Volkswagen International Finance NV, Gtd. Notes, 144A (Netherlands)
A3	2,300	1.625%, 08/12/13	2,313,363

		Beverages — 0.5%
		Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes
Baa2	1,200	1.033%(c), 03/26/13	1,211,264

		Building & Construction — 2.1%
		KB Home, Gtd. Notes
B1	4,800	5.875%, 01/15/15	4,764,000

		Chemicals — 0.9%
		Dow Chemical Co. (The), Sr. Unsec’d. Notes
Baa3	1,200	2.50%, 02/15/16	1,149,598
		Potash Corp. of Saskatchewan, Inc., Sr. Unsec’d. Notes (Canada)
Baa1	800	5.25%, 05/15/14	869,336

			2,018,934

		Commercial Banks — 17.9%
		American Express Centurion Bank, Sr. Unsec’d. Notes
A2	700	0.411%(c), 06/12/12	698,104
		ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)
Aa2	2,200	6.20%, 07/19/13	2,425,551
		Banco do Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil)
Baa2	1,100	4.50%, 01/22/15	1,139,875
		Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil)
Baa2	300	4.25%, 01/14/16	297,580
		Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile)
Aa3	1,200	1.553%(c), 04/20/12	1,199,624
Aa3	500	3.75%, 09/22/15	492,556

		Bank of America Corp.,
		Sr. Unsec’d. Notes
A2	600	0.802%(c), 09/11/12	596,660
		Sr. Unsec’d. Notes, MTN
A2	2,000	0.632%(c), 09/15/14	1,933,320
		Bank of Tokyo-Mitsubishi UFJ Ltd., Sr. Unsec’d. Notes, 144A (Japan)
Aa2	1,000	2.60%, 01/22/13	1,020,874
		Barclays Bank PLC, (United Kingdom)
		Gov’t. Liquid Gtd. Notes, 144A
Aaa	3,380	2.70%, 03/05/12	3,440,654
		Sr. Unsec’d. Notes
Aa3	2,300	5.45%, 09/12/12	2,451,959
		Canadian Imperial Bank of Commerce, Covered Bonds, 144A (Canada)
Aaa	500	2.00%, 02/04/13	508,690
Aaa	1,200	2.60%, 07/02/15	1,208,726
		Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A (Australia)
Aa1	1,400	0.854%(c), 03/19/13	1,402,880
Aa1	1,000	3.50%, 03/19/15	1,030,831
		ING Bank NV, Sr. Notes, 144A (Netherlands)
Aa3	3,200	1.623%(c), 10/18/13	3,195,667
		Korea Development Bank, Sr. Unsec’d. Notes (South Korea)
A1	600	5.75%, 09/10/13	650,881
		Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden)
Aa2	1,600	1.203%(c), 01/14/14	1,599,994
		Nykredit Realkredit A/S, Covered Bonds (Denmark)
AAA(d)	DKK 13,000	4.00%, 01/01/12	2,436,825
		Rabobank Nederland NV, Jr. Sub. Notes, 144A (Netherlands)
A2	1,200	11.00%(c), 06/29/49	1,551,000
		Royal Bank of Scotland Group PLC, (United Kingdom)
		Gov’t. Liquid Gtd. Notes, 144A
Aaa	2,900	0.554%(c), 03/30/12	2,898,512
		Sub. Notes
Ba2	1,100	5.05%, 01/08/15	1,058,080
		Royal Bank of Scotland PLC (The), (United Kingdom)
		Gov’t. Liquid Gtd. Notes, 144A
Aaa	2,300	2.625%, 05/11/12	2,353,010
		Gov’t. Liquid Gtd. Notes, MTN
AAA(d)	1,000	1.203%(c), 04/23/12	1,008,831
		Gtd. Notes
Aa3	1,200	2.704%(c), 08/23/13	1,219,391
		Sparebanken 1 Boligkreditt, Covered Bonds, 144A (Norway)
Aaa	1,200	1.25%, 10/25/14	1,194,554
		Toronto-Dominion Bank (The), Covered Bonds, 144A (Canada)
Aaa	1,200	2.20%, 07/29/15	1,186,564

			40,201,193

		Diversified Financial Services — 19.6%
		Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN
A1	2,300	5.375%, 04/30/13	2,501,666
		Ally Financial, Inc.,
		Gtd. Notes
B3	800	6.00%, 12/15/11	822,000
		Gtd. Notes, 144A
B3	1,500	6.25%, 12/01/17	1,548,750

		American Express Bank FSB, Sr. Unsec’d. Notes
A2	500	5.50%, 04/16/13	537,749
		American Express Credit Corp., Sr. Unsec’d. Notes, MTN
A2	1,800	5.875%, 05/02/13	1,956,404
		Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, MTN
Aa3	1,000	6.95%, 08/10/12	1,089,012
		BNP Paribas Home Loan Covered Bonds SA, Covered Bonds, 144A (France)
Aaa	2,500	2.20%, 11/02/15	2,396,515
		BRFkredit A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)
Aaa	1,000	0.553%(c), 04/15/13	999,674
		Capital One Bank USA NA, Sub. Notes
Baa1	2,300	6.50%, 06/13/13	2,515,588
		Cie de Financement Foncier, Covered Bonds, 144A (France)
Aaa	2,500	1.625%, 07/23/12	2,507,438
		Citigroup, Inc., Sr. Unsec’d. Notes
A3	300	0.427%(c), 03/16/12	298,244
A3	3,600	5.50%, 04/11/13	3,855,892
A3	2,200	6.50%, 08/19/13	2,423,832
		Countrywide Financial Corp., Gtd. Notes, MTN
A2	700	0.726%(c), 05/07/12	696,847
A2	500	5.80%, 06/07/12	526,695
		Credit Agricole SA, Notes, 144A (France)
Aa1	600	0.636%(c), 02/02/12	598,037
		Credit Suisse, Sr. Unsec’d. Notes, MTN (Switzerland)
Aa1	750	3.50%, 03/23/15	768,695
Aa1	2,200	5.00%, 05/15/13	2,356,732
		Danfin Funding Ltd., Gov’t. Liquid Gtd. Notes, 144A (Ireland)
Aaa	1,200	1.003%(c), 07/16/13	1,199,065
		Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
Ba2	200	7.50%, 08/01/12	213,542
Ba2	2,100	9.875%, 08/10/11	2,182,301
		General Electric Capital Corp., Sub. Notes, 144A
Aa1	EUR 1,000	5.50%(c), 09/15/67	1,239,081
		HSBC Finance Corp., Sr. Unsec’d. Notes
A3	400	0.573%(c), 04/24/12	398,668
A3	3,200	0.652%(c), 09/14/12	3,162,746
A3	300	0.726%(c), 06/01/16	279,779
		Lehman Brothers Holdings, Inc.,(i) Sr. Unsec’d. Notes, MTN
A1	1,800	2.85%, 12/23/24	429,750
NR	600	5.625%, 01/24/13	149,250
		MassMutual Global Funding II, Sr. Sec’d. Notes, 144A
Aa2	1,200	2.875%, 04/21/14	1,242,665
		Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN
A2	1,400	6.15%, 04/25/13	1,510,404
		Morgan Stanley, Sr. Unsec’d. Notes, MTN
A2	1,600	6.00%, 04/28/15	1,732,795
		Stadshypotek AB, Covered Bonds, 144A (Sweden)
Aaa	1,900	0.853%(c), 09/30/13	1,899,993

			44,039,809

		Diversified Manufacturing — 0.7%
		AngloGold Ashanti Holdings PLC, Gtd. Notes (United Kingdom)
Baa3	600	5.375%, 04/15/20	619,512
		Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands)
A1	1,000	5.50%, 02/16/12	1,044,989

			1,664,501

		Electric — 1.9%
		CMS Energy Corp., Sr. Unsec’d. Notes
Ba1	1,200	4.25%, 09/30/15	1,202,206
		Dayton Power & Light Co. (The), First Mortgage
Aa3	500	5.125%, 10/01/13	549,579
		Public Service Electric & Gas Co., Sec’d. Notes, MTN
A2	2,300	5.30%, 05/01/18	2,565,884

			4,317,669

		Electric — Integrated — 0.8%
		Entergy Corp., Sr. Unsec’d. Notes
Baa3	1,200	3.625%, 09/15/15	1,198,449
		Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A(g)
Baa1	600	2.50%, 08/15/15	590,999

			1,789,448

		Electronics — 0.5%
		Agilent Technologies, Inc., Sr. Unsec’d. Notes
Baa3	1,200	2.50%, 07/15/13	1,215,457

		Financial — Bank & Trust — 4.3%
		Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France)
Aa1	3,000	0.553%(c), 01/12/12	2,988,339
Aa1	2,000	0.703%(c), 03/05/13	1,989,538
Aa1	2,000	0.768%(c), 04/29/14	1,987,974
		Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain)
Aa2	400	1.103%(c), 03/30/12	395,646
		Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden)
Aaa	2,200	0.753%(c), 01/14/13	2,197,809

			9,559,306

		Food — 0.5%
		WM Wrigley Jr. Co., Sec’d. Notes, 144A
Baa2	1,200	2.45%, 06/28/12	1,207,298

		Healthcare — Services — 0.2%
		HCA, Inc., Sr. Sec’d. Notes
Ba3	500	7.25%, 09/15/20	535,000

		Hotels — 0.4%
		MGM Resorts International, Sr. Sec’d. Notes, 144A
B1	700	9.00%, 03/15/20	773,500

		Insurance — 2.8%
		American International Group, Inc.,
		Jr. Sub. Debs.
Baa2	500	8.175%(c), 05/15/68	557,500
		Sr. Unsec’d. Notes
Baa1	160	4.25%, 05/15/13	166,425
Baa1	300	8.25%, 08/15/18	353,558
		MetLife, Inc., Sr. Unsec’d. Notes
A3	1,100	1.536%(c), 08/06/13	1,117,127
		Monumental Global Funding III, Sr. Sec’d. Notes, 144A
A1	1,000	0.473%(c), 01/25/13	973,523
		Ohio National Financial Services, Inc., Sr. Notes, 144A
Baa1	1,000	6.375%, 04/30/20	1,034,793
		Sun Life Financial Global Funding LP, Gtd. Notes, 144A
A1	2,200	0.553%(c), 10/06/13	2,166,936

			6,369,862

		Investment Company — 0.9%
		FIH Erhvervsbank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)
Aaa	2,000	0.672%(c), 06/13/13	1,997,720

		Media — 3.1%
		Charter Communications Operating LLC / Charter Communications Operating Capital, Sec’d. Notes, 144A
Ba3	1,200	8.00%, 04/30/12	1,264,500
		NBC Universal, Inc., Sr. Unsec’d. Notes, 144A
Baa2	1,200	4.375%, 04/01/21	1,161,176
		Pearson Dollar Finance Two PLC, Gtd. Notes, 144A (United Kingdom)
Baa1	850	5.50%, 05/06/13	916,910
		Reed Elsevier Capital, Inc., Gtd. Notes
Baa1	800	7.75%, 01/15/14	920,658
		Vivendi SA, Sr. Unsec’d. Notes, 144A (France)
Baa2	2,500	5.75%, 04/04/13	2,701,320

			6,964,564

		Metals & Mining — 2.5%
		Anglo American Capital PLC, Gtd. Notes, 144A (United Kingdom)
Baa1	1,200	2.15%, 09/27/13	1,213,612
		BHP Billiton Finance USA Ltd., Gtd. Notes (Australia)
A1	2,200	5.125%, 03/29/12	2,305,631
		CSN Resources SA, Gtd. Notes, 144A (Luxembourg)
Ba1	800	6.50%, 07/21/20	850,000
		Teck Resources Ltd., Gtd. Notes (Canada)
Baa2	1,200	4.50%, 01/15/21	1,217,294

			5,586,537

		Oil, Gas & Consumable Fuels — 4.0%
		Cenovus Energy, Inc., Sr. Unsec’d. Notes (Canada)
Baa2	1,100	4.50%, 09/15/14	1,189,662
		Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A
Baa2	400	4.00%, 07/15/15	413,001
Baa2	600	5.45%, 07/15/20	627,015

		Gazprom Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)
Baa1	1,200	5.092%, 11/29/15	1,212,000
		Noble Holding International Ltd., Gtd. Notes (Cayman Islands)
Baa1	400	3.45%, 08/01/15	410,652
		Petrobras International Finance Co., Gtd. Notes (Cayman Islands)
Baa1	800	7.875%, 03/15/19	944,232
Baa1	500	8.375%, 12/10/18	608,802
		Petroleos Mexicanos, Gtd. Notes (Mexico)
Baa1	1,200	5.50%, 01/21/21	1,210,200
		Shell International Finance BV, Gtd. Notes (Netherlands)
Aa1	1,200	3.10%, 06/28/15	1,238,182
		Total Capital SA, Gtd. Notes (France)
Aa1	1,000	3.00%, 06/24/15	1,026,325

			8,880,071

		Pharmaceuticals — 0.5%
		Teva Pharmaceutical Finance III LLC, Gtd. Notes
A3	1,000	0.704%(c), 12/19/11	1,003,361

		Pipelines — 1.3%
		NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A
Ba1	250	7.119%, 12/15/17	276,171
		Spectra Energy Capital LLC, Sr. Unsec’d. Notes
Baa2	1,075	5.50%, 03/01/14	1,170,687
		TransCanada Pipelines Ltd., Sr. Unsec’d. Notes (Canada)
A3	1,500	3.80%, 10/01/20	1,449,216

			2,896,074

		Real Estate Investment Trusts — 0.9%
		Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia)
Baa3	750	6.375%, 11/12/20	718,134
		Ventas Realty LP, Gtd. Notes
Baa3	1,200	6.75%, 04/01/17	1,251,925

			1,970,059

		Savings & Loan — 1.0%
		Nationwide Building Society, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom)
Aaa	2,300	0.464%(c), 05/17/12	2,296,571

		Software — 0.5%
		Oracle Corp., Sr. Notes, 144A
A2	1,200	3.875%, 07/15/20	1,187,341

		Telecommunications — 3.0%
		America Movil Sab de CV, Gtd. Notes (Mexico)
A2	600	3.625%, 03/30/15	621,317
		Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsec’d. Notes
A2	675	5.55%, 02/01/14	748,155
		Rogers Communications, Inc., Gtd. Notes (Canada)
Baa2	1,680	6.375%, 03/01/14	1,901,263

		Telecom Italia Capital SA, Gtd. Notes (Luxembourg)
Baa2	1,600	0.913%(c), 07/18/11	1,597,085
Baa2	500	6.175%, 06/18/14	532,931
		Telefonica Emisiones SAU, Gtd. Notes (Spain)
Baa1	1,247	0.616%(c), 02/04/13	1,224,184

			6,624,935

		Tobacco — 0.5%
		Altria Group, Inc., Gtd. Notes
Baa1	1,000	8.50%, 11/10/13	1,181,386

		Utilities — 1.2%
		Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes
Baa2	2,400	5.80%, 03/01/21	2,585,909

		TOTAL CORPORATE BONDS (cost $165,650,421)	167,401,982

		FOREIGN GOVERNMENT BONDS — 2.5%
		Australia Government Bond, Sr. Unsec’d. Notes, 144A (Australia)
Aaa	AUD 1,800	4.50%, 04/15/20	1,665,465
		Kommunalbanken AS, Sr. Unsec’d. Notes (Norway)
Aaa	1,000	1.75%, 10/05/15	974,236
		Republic of Panama, Sr. Unsec’d. Notes (Panama)
Baa3	1,500	9.375%, 04/01/29	2,105,145
		Republic of South Africa, Sr. Unsec’d. Notes (South Africa)
A3	750	5.875%, 05/30/22	783,750

		TOTAL FOREIGN GOVERNMENT BONDS (cost $4,930,318)	5,528,596

		MUNICIPAL BONDS — 2.9%
		California — 0.8%
		State of California, General Obligation Unlimited
A1	1,000	5.65%, 04/01/39	1,053,850
		Tobacco Securitization Authority of Southern California, Revenue Bonds
Baa3	800	5.00%, 06/01/37	524,712
		University of California, Revenue Bonds
Aa2	325	5.035%, 05/15/21	303,917

			1,882,479

		Florida — 0.4%
		County of Broward Florida, Revenue Bonds
Aa2	800	6.206%, 10/01/30	782,768

		Illinois — 0.4%
		Illinois State Toll Highway Authority, Revenue Bonds
Aa3	1,000	5.293%, 01/01/24	969,210

		New York — 1.0%
		New York City Transitional Finance Authority, Revenue Bonds
Aa1	1,100	4.075%, 11/01/20	1,052,227
Aa1	1,200	5.008%, 08/01/27	1,126,656

			2,178,883

		West Virginia — 0.3%
		Tobacco Settlement Financial Authority of West Virginia, Revenue Bonds
Baa3	945	7.467%, 06/01/47	648,667

		TOTAL MUNICIPAL BONDS (cost $6,999,069)	6,462,007

		RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.8%
		American Home Mortgage Investment Trust, Series 2004-4, Class 5A
Aaa	186	2.261%(c), 02/25/45	169,265
		Bank of America Funding Corp., Series 2006-A, Class 1A1
Aaa	255	2.795%(c), 02/20/36	243,235
		Bear Stearns Adjustable Rate Mortgage Trust,
		Series 2004-8, Class 11A2
A3	373	2.909%(c), 11/25/34	353,137
		Series 2004-8, Class 13A1
Baa2	769	3.142%(c), 11/25/34	662,447
		Bear Stearns Alt-A Trust,
		Series 2006-6, Class 31A1
Caa3	692	5.087%(c), 11/25/36	439,529
		Series 2006-6, Class 32A1
Caa3	628	5.204%(c), 11/25/36	393,873
		Citigroup Mortgage Loan Trust, Inc.,
		Series 2005-11, Class A2A
Aaa	243	2.69%(c), 12/25/35	233,991
		Series 2006-AR1, Class 1A1
BB+(d)	1,362	2.69%(c), 10/25/35	1,195,298
		Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1
AAA(d)	71	6.25%, 12/25/33	72,760
		Countrywide Home Loan Mortgage Pass-Through Trust,
		Series 2003-R4, Class 2A, 144A
Aa3	122	6.50%(c), 01/25/34	124,525
		Series 2004-25, Class 1A1
Aaa	752	0.59%(c), 02/25/35	593,260
		Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1
Aaa	20	6.50%, 04/25/33	19,913
		EMF-NL, Series 2008-APRX, Class A2 (Netherlands)
Aa1	EUR 800	1.806%(c), 04/17/41	809,155
		Federal Home Loan Mortgage Corp.,
		Series 2892, Class BL
Aaa	126	5.00%, 01/15/18	128,232
		Series 3346, Class FA
Aaa	1,770	0.491%(c), 02/15/19	1,762,051
		Federal National Mortgage Assoc., Series 2006-67, Class PA
Aaa	151	5.50%, 03/25/28	152,103
		FHLMC Structured Pass-Through Securities,
		Series T-59, Class 1A2
Aaa	256	7.00%, 10/25/43	293,903
		Series T-75, Class A1
Aaa	768	0.30%(c), 12/25/36	762,946
		Government National Mortgage Assoc.,
		Series 1995-2, Class KQ
Aaa	58	8.50%, 03/20/25	66,206
		Series 2000-9, Class FG
Aaa	76	0.861%(c), 02/16/30	76,663
		Series 2000-9, Class FH
Aaa	111	0.761%(c), 02/16/30	111,459
		Series 2000-11, Class PH
Aaa	219	7.50%, 02/20/30	240,500

		Granite Master Issuer PLC, Series 2006-3, Class A7 (United Kingdom)
Aaa	163	0.361%(c), 12/20/54	152,814
		Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1
Caa2	400	0.49%(c), 06/25/45	273,372
		GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1
Aaa	344	2.797%(c), 09/25/35	330,508
		Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
B2	327	0.47%(c), 02/25/36	254,631
		MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A
A1	259	1.261%(c), 10/25/35	225,840
		NCUA Guaranteed Notes, Series 2010-R2, Class 1A
Aaa	2,219	0.635%(c), 11/06/17	2,218,890
		Sequoia Mortgage Trust, Series 10, Class 2A1
Aaa	379	0.641%(c), 10/20/27	348,064
		Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1
Baa2	118	0.511%(c), 07/19/35	84,847
		Structured Asset Securities Corp., Series 2001-21A, Class 1A1
BBB(d)	37	2.382%(c), 01/25/32	32,198
		Washington Mutual, Inc., Mortgage Pass-Through Certificates,
		Series 2002-AR6, Class A
A1	294	1.723%(c), 06/25/42	253,692
		Series 2002-AR9, Class 1A
Aa2	17	1.723%(c), 08/25/42	15,762

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $14,267,902)	13,095,069

		U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
		Small Business Administration Participation Certificates,
		Series 2008-20A, Class 1
	179	5.17%, 01/01/28	192,549
		Series 2008-20D, Class 1
	379	5.37%, 04/01/28	413,010

		TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $587,541)	605,559

		U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 5.9%
		Federal National Mortgage Assoc.
	105	2.447%(c), 07/01/25	109,724
	1,997	3.50%, 11/01/40	1,905,430
	59	3.875%(c), 08/01/24	60,781
	10,500	4.00%, TBA	10,406,487
	6	5.051%(c), 12/01/30	5,859
		Government National Mortgage Assoc.
	172	2.625%, 08/20/26-07/20/30	178,381
	54	3.125%, 10/20/24-12/20/26	55,322
	303	3.25%(c), 03/20/30	313,923
	276	3.375%, 05/20/23-06/20/27	286,317

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $13,382,725)	13,322,224

		U.S. TREASURY OBLIGATIONS — 7.9%
		U.S. Treasury Notes
	300	2.625%, 01/31/18	298,266
	4,500	2.625%, 11/15/20(k)	4,218,750
	100	2.75%, 02/15/19	98,594
	2,800	3.125%, 05/15/19	2,826,032
	6,450	3.50%, 05/15/20	6,578,484
	3,700	3.625%, 08/15/19	3,858,404

	TOTAL U.S. TREASURY OBLIGATIONS (cost $17,858,995)		17,878,530

	TOTAL LONG-TERM INVESTMENTS (cost $237,657,177)		238,435,107

	SHORT-TERM INVESTMENTS — 0.9%
	REPURCHASE AGREEMENT(m) — 0.6%
1,400	Barclays Capital, Inc., 0.21%, dated 01/31/11, due 02/01/11 in the amount of $1,400,008		1,400,000

	U.S. TREASURY OBLIGATION(n) — 0.1%
	U.S. Treasury Bills, (cost $299,762)(h)
300	0.18%, 07/14/11		299,776

SHARES
	AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
371,141	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $371,141)(w)		371,141

	TOTAL SHORT-TERM INVESTMENTS (cost $2,070,903)		2,070,917

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 107.0% (cost $239,728,080)(p)		240,506,024

NOTIONAL AMOUNTS (000)#		COUNTERPARTY
	OPTIONS WRITTEN(l)* — (0.2)%
	Call Options
	10 Year U.S. Treasury Notes Futures,
$16,100	expiring 02/18/11, Strike Price $123.00		(30,187)

	Put Options — (0.2)%
	10 Year U.S. Treasury Notes Futures,
3,000	expiring 02/18/11, Strike Price $117.00		(1,875)
13,100	expiring 02/18/11, Strike Price $118.00		(18,422)
	Interest Rate Swap Options,
9,000	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(116,356)
5,400	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	(57,514)
3,000	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(31,952)
5,100	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(54,318)
1,000	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(10,651)
3,200	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	(36,601)
700	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(8,006)
16,300	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	(186,437)

			(522,132)

	TOTAL OPTIONS WRITTEN (premiums received $442,237)		(552,319)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.8% (cost $239,285,843)		239,953,705
	Other liabilities in excess of other assets(x) — (6.8)%		(15,248,950)

	NET ASSETS — 100%		$224,704,755

The following abbreviations were used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corp.
FSB	Federal Savings Bank
MTN	Medium Term Note
NR	Not Rated by Moodys or Standard & Poor's
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of January 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2011.
(d)	Standard & Poor's rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	The amounts represent fair value of derivative instruments subject to interest rate contract risk exposure as of January 31, 2011.
(m)	Repurchase agreement is collateralized by United States Treasuries.
(n)	Rate shown is the effective yield at purchase date.
(p)	The United States federal income tax basis of the Schedule of Investments was $241,030,238; accordingly, net unrealized depreciation on investments for federal income tax purposes was $524,214 (gross unrealized appreciation $4,800,956; gross unrealized depreciation $5,325,170). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(x)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at January 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2011	Unrealized Appreciation (Depreciation)(1)(2)
	Long Positions:
61	90 Day Euro Dollar	Dec. 2011	$15,144,012	$15,149,350	$5,338
33	90 Day Euro Euribor	Mar. 2012	11,063,933	11,062,803	(1,130)
17	10 Year U.S. Treasury Notes	Mar. 2011	2,108,000	2,053,547	(54,453)

					$(50,245)

(1)	Cash of $71,000 and U.S. Treasury Securities with a market value of $230,625 has been segregated to cover requirements for open futures contracts at January 31, 2011.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2011.

Forward foreign currency exchange contracts outstanding at January 31, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 04/29/11	Deutsche Bank	AUD	1,800	$1,756,710	$1,774,376	$17,666
Expiring 04/29/11	Royal Bank of Scotland	AUD	1,343	1,313,078	1,323,881	10,803
Canadian Dollar,
Expiring 02/17/11	Deutsche Bank	CAD	1,230	1,221,232	1,227,950	6,718
Chinese Yuan,
Expiring 04/07/11	Hong Kong & Shanghai Bank	CNY	14,553	2,200,000	2,202,847	2,847
Expiring 09/14/11	Baring Securities	CNY	13,237	2,000,000	2,011,489	11,489
Expiring 11/15/11	Barclays Capital Group	CNY	536	83,424	81,589	(1,835)
Expiring 11/15/11	Citigroup Global Markets	CNY	3,227	496,656	491,137	(5,519)
Expiring 11/15/11	JPMorgan Chase	CNY	1,318	205,200	200,624	(4,576)
Expiring 11/15/11	JPMorgan Chase	CNY	677	105,161	102,992	(2,169)
Danish Krone,
Expiring 02/07/11	Barclays Capital Group	DKK	147	25,991	26,998	1,007
Indian Rupee,
Expiring 03/09/11	Citigroup Global Markets	INR	54,660	1,200,000	1,182,562	(17,438)
Indonesian Rupiah,
Expiring 10/31/11	Citigroup Global Markets	IDR	11,184,000	1,200,000	1,178,261	(21,739)
Malaysian Ringgit,
Expiring 02/07/11	Barclays Capital Group	MYR	900	294,195	256,447	(37,748)
Expiring 02/07/11	Citigroup Global Markets	MYR	3,766	1,200,000	1,229,638	29,638
Expiring 02/07/11	Hong Kong & Shanghai Bank	MYR	576	188,350	164,183	(24,167)
Expiring 02/07/11	JPMorgan Chase	MYR	300	98,065	85,482	(12,583)
Expiring 08/11/11	Barclays Capital Group	MYR	300	96,665	96,757	92
Expiring 08/11/11	Barclays Capital Group	MYR	300	97,141	96,757	(384)
Expiring 08/11/11	Barclays Capital Group	MYR	300	97,482	96,757	(725)
Expiring 08/11/11	Citigroup Global Markets	MYR	600	195,014	193,513	(1,501)
Expiring 08/11/11	Citigroup Global Markets	MYR	590	190,686	190,288	(398)
Expiring 08/11/11	Citigroup Global Markets	MYR	500	162,143	161,261	(882)
Expiring 08/11/11	Citigroup Global Markets	MYR	300	97,276	96,756	(520)
Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	576	187,230	185,837	(1,393)
Expiring 08/11/11	JPMorgan Chase	MYR	300	97,355	96,756	(599)
Mexican Peso,
Expiring 02/22/11	JPMorgan Chase	MXN	19,338	1,506,263	1,591,321	85,058
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	672	54,141	54,687	546

New Taiwanese Dollar,
Expiring 01/11/12	Deutsche Bank	TWD	34,164	1,200,000	1,189,879	(10,121)
Norwegian Krone,
Expiring 02/07/11	Citigroup Global Markets	NOK	28,918	4,835,151	5,005,463	170,312
Singapore Dollar,
Expiring 03/09/11	Barclays Capital Group	SGD	3,180	2,440,000	2,485,685	45,685
Expiring 03/09/11	Deutsche Bank	SGD	416	310,995	324,950	13,955
Expiring 03/09/11	JPMorgan Chase	SGD	100	74,200	78,171	3,971
Expiring 03/09/11	Royal Bank of Scotland	SGD	190	141,059	148,524	7,465
Expiring 09/09/11	Barclays Capital Group	SGD	400	311,107	312,707	1,600
South Korean Won,
Expiring 05/09/11	Barclays Capital Group	KRW	79,800	71,041	70,710	(331)
Expiring 05/09/11	Citigroup Global Markets	KRW	308,500	273,130	273,357	227
Expiring 05/09/11	Citigroup Global Markets	KRW	278,000	247,816	246,331	(1,485)
Expiring 05/09/11	Goldman Sachs & Co.	KRW	64,346	56,702	57,016	314
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	150,000	133,618	132,912	(706)
Expiring 05/09/11	JPMorgan Chase	KRW	346,600	305,635	307,117	1,482
Expiring 05/09/11	Royal Bank of Scotland	KRW	301,000	266,053	266,711	658
Expiring 05/09/11	UBS Securities	KRW	190,000	169,643	168,356	(1,287)

				$27,205,608	$27,469,035	$263,427

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 04/29/11	Royal Bank of Scotland	AUD	1,679	$1,659,448	$1,655,098	$4,350
Brazilian Real,
Expiring 04/04/11	UBS Securities	BRL	549	318,884	324,496	(5,612)
British Pound,
Expiring 03/21/11	Royal Bank of Canada	GBP	217	339,226	347,470	(8,244)
Canadian Dollar,
Expiring 02/17/12	Hong Kong & Shanghai Bank	CAD	1,230	1,240,320	1,227,950	12,370
Danish Krone,
Expiring 02/07/11	Citigroup Global Markets	DKK	400	71,130	73,464	(2,334)
Expiring 01/03/12	Hong Kong & Shanghai Bank	DKK	13,317	2,328,671	2,431,135	(102,464)
Euro,
Expiring 04/19/11	UBS Securities	EUR	7,007	9,445,968	9,584,222	(138,254)
Japanese Yen,
Expiring 04/14/11	Royal Bank of Canada	JPY	253,780	3,047,489	3,093,636	(46,147)
Malaysian Ringgit,
Expiring 02/07/11	Barclays Capital Group	MYR	300	97,340	97,948	(608)
Expiring 02/07/11	Barclays Capital Group	MYR	300	97,816	97,948	(132)
Expiring 02/07/11	Barclays Capital Group	MYR	300	98,200	97,948	252
Expiring 02/07/11	Citigroup Global Markets	MYR	1,776	580,609	506,112	74,497
Expiring 02/07/11	Citigroup Global Markets	MYR	600	196,464	195,896	568
Expiring 02/07/11	Citigroup Global Markets	MYR	590	191,995	192,631	(636)
Expiring 02/07/11	Citigroup Global Markets	MYR	500	163,398	163,246	152
Expiring 02/07/11	Citigroup Global Markets	MYR	300	97,975	97,948	27
Expiring 02/07/11	Hong Kong & Shanghai Bank	MYR	576	188,609	188,125	484
Expiring 02/07/11	JPMorgan Chase	MYR	300	98,007	97,948	59
Mexican Peso,
Expiring 02/22/11	Hong Kong & Shanghai Bank	MXN	18,666	1,500,000	1,536,010	(36,010)
Expiring 02/22/11	Hong Kong & Shanghai Bank	MXN	672	54,780	55,311	(531)
Singapore Dollar,
Expiring 03/09/11	Barclays Capital Group	SGD	400	311,018	312,630	(1,612)
Expiring 03/09/11	Baring Securities	SGD	706	528,767	551,646	(22,879)
South Korean Won,
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	1,719,000	1,500,000	1,523,178	(23,178)

				$24,156,114	$24,451,996	$(295,882)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2011.

Interest rate swap agreements outstanding at January 31, 2011:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
UBS AG(1)	06/15/12	AUD	9,300	4.50%	3 month Australian Bank Bill rate	$(62,589)	$(11,504)	$(51,085)
Barclays Capital(1)	01/02/12	BRL	39,300	10.84%	Brazilian interbank lending rate	182,065	76,192	105,873
Goldman Sachs(1)	01/02/12	BRL	2,400	11.36%	Brazilian interbank lending rate	17,389	(226)	17,615

						$136,865	$64,462	$72,403

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2011.

Credit default swap agreements outstanding at January 31, 2011:

Counterparty	Termination Date	Notional Amount (000)(3)#	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at January 31, 2011(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
Credit default swaps on corporate and/or sovereign issues - Sell Protection(1):
Credit Suisse International	12/20/11	$700	1.00%	Abu Dhabi Government, 5.50%, due 04/08/14	0.369%	$4,110	$2,794	$1,316
Deutsche Bank	12/20/11	1,000	1.00%	Abu Dhabi Government, 5.50%, due 04/08/14	0.369%	5,913	4,013	1,900
Barclays Capital	03/20/13	2,500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	0.449%	35,801	—	35,801
Citigroup	09/20/11	1,400	1.00%	BP Capital Markets, 4.20%, due 06/15/18	0.122%	9,863	(5,210)	15,073
Credit Suisse International	06/20/15	800	5.00%	BP Capital Markets, 4.20%, due 06/15/18	0.578%	154,595	10,547	144,048
Goldman Sachs	06/20/15	700	5.00%	BP Capital Markets, 4.20%, due 06/15/18	0.578%	135,271	18,648	116,623
Merrill Lynch & Co.	06/20/12	200	0.28%	Enbridge Energy Partners, 4.75%, due 06/01/13	0.547%	(44)	—	(44)
Bank of America, N.A.	06/20/12	200	0.33%	Energy Transfer Partners, 5.95%, due 02/01/15	0.572%	(246)	—	(246)
Citigroup	03/20/16	2,800	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.189%	(22,248)	(27,221)	4,973
Citigroup	09/20/11	3,000	0.25%	France (Govt of), 4.25%, due 04/25/19	0.225%	(955)	(1,194)	239
Citigroup	06/20/12	275	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	0.577%	18,809	(5,540)	24,349
Goldman Sachs	03/20/16	600	1.00%	Japan Gov’t. Series 55, 2.00%, due 03/21/22	0.837%	5,579	4,508	1,071
Merrill Lynch & Co.	06/20/12	200	0.29%	Kinder Morgan, 6.75%, due 03/15/11	0.544%	(472)	—	(472)
Deutsche Bank	06/20/12	1,200	5.00%	MetLife, Inc., 5.00%, due 06/15/15	0.536%	83,673	29,585	54,088
Merrill Lynch & Co.	09/20/12	3,800	0.80%	Morgan Stanley, 6.60%, due 04/01/12	0.720%	4,105	—	4,105
Bank of America, N.A.	06/20/12	200	0.32%	Plains All-American Pipeline, 7.75%, due 10/15/12	0.546%	(103)	—	(103)
Barclays Capital	03/20/16	2,500	1.00%	Republic of Korea, 4.875%, due 09/22/14	1.024%	(752)	2,127	(2,879)
Citigroup	09/20/11	2,900	0.25%	United Kingdom Treasury, 4.25%, due 06/07/32	0.262%	684	(232)	916
Bank of America, N.A.	06/20/12	200	0.32%	Valero Energy Corp., 6.875%, due 04/15/12	0.358%	226	—	226

						$433,809	$32,825	$400,984

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

Counterparty	Termination Date	Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)
Credit default swaps - Buy Protection(2):
Deutsche Bank	3/20/2015	4,000	5.00%	KB Home, 5.75%, due 02/01/14	$(287,074)	$(254,483)	$(32,591)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of January 31, 2011.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$5,047,034	$1,046,338
Bank Loans	—	1,527,969	—
Commercial Mortgage-Backed Securities	—	4,519,799	—
Convertible Bond	—	2,000,000	—
Corporate Bonds	—	167,401,982	—
Foreign Government Bonds	—	5,528,596	—
Municipal Bonds	—	6,462,007	—
Residential Mortgage-Backed Securities	—	13,095,069	—
U.S. Government Agency Obligations	—	605,559	—
U.S. Government Mortgage Backed Obligations	—	13,322,224	—
U.S. Treasury Obligations	—	18,178,306	—
Repurchase Agreement	—	1,400,000	—
Affiliated Money Market Mutual Fund	371,141	—	—
Options Written	(50,484)	(501,835)	—
Other Financial Instruments*
Futures	(50,245)	—	—
Forward foreign currency exchange contracts	—	(32,455)	—
Interest rate swap agreements	—	72,403	—
Credit default swap agreements	—	368,393	—

Total	$270,412	$238,995,051	$1,046,338

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities	Commercial Mortgage- Backed Securities
Balance as of 10/31/10	$473,796	$1,904,507
Accrued discounts/premiums	963	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	(7,544)	—
Purchases	579,123	—
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(1,904,507)

Balance as of 1/31/11	$1,046,338	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there were 2 Commercial Mortgage-Backed Securities transferred out of Level 3 as a result of being priced by a vendor.

**	Of which, $(7,544) was included in Net Assets relating to securities held at the reporting period end.

Mortgage Backed Securities Portfolio

Schedule of Investments

as of January 31, 2011 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS — 164.6%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 138.7%
	Federal Home Loan Mortgage Corp.,
$2,500	4.00%, TBA	$ 2,473,827
3,200	4.50%, TBA	3,267,501
2,624	5.00%, 10/01/35	2,761,717
852	6.00%, 01/01/15-02/01/21	928,517
82	6.50%, 01/01/18-06/01/22	90,588
24	7.50%, 06/01/28	26,889
3	8.50%, 04/01/18	3,088
18	11.50%, 03/01/16	21,519
	Federal National Mortgage Assoc.,
2,200	4.00%, TBA	2,264,968
1,655	4.35%, 07/01/20	1,691,477
1,475	4.50%, 05/01/35	1,519,484
1,600	4.50%, TBA	1,635,750
1,082	4.57%, 06/01/20	1,121,216
3,238	5.00%, 11/01/18-08/01/35	3,420,620
134	5.00%, 07/01/33(k)	141,321
1,100	5.00%, TBA	1,153,625
3,932	5.50%, 06/01/33-06/01/36	4,226,080
1,000	5.50%, TBA	1,079,844
900	5.50%, TBA	961,875
790	5.78%, 11/01/11	798,344
1,462	6.00%, 04/01/14-12/01/39	1,598,376
1,900	6.00%, TBA	2,064,171
33	6.064%, 03/01/12	34,147
604	6.50%, 05/01/14-08/01/17	661,541
400	6.50%, TBA	445,125
3	7.00%, 05/01/12-07/01/12	2,988
18	8.00%, 09/01/22-12/01/22	20,024
3	9.75%, 11/01/16	2,827
	Government National Mortgage Assoc.,
9,500	4.00%, TBA	9,535,625
500	4.50%, TBA	517,109
114	6.00%, 07/15/24-08/15/24	126,982
1,204	6.50%, 06/15/23-12/15/35	1,359,066
1,047	7.00%, 11/15/31-11/15/33	1,197,297
16	7.50%, 09/15/11-12/20/23	18,868
269	8.00%, 03/15/17-11/15/30	294,389
37	8.25%, 06/20/17-07/20/17	40,772
40	8.50%, 04/20/17	45,620
49	9.00%, 01/15/20	57,249
1	9.50%, 06/15/20	924
1	14.00%, 06/15/11	601
1	16.00%, 05/15/12	1,384

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $46,283,556)		47,613,335

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 23.5%
	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A1
253	5.50%(c), 03/25/36	190,468
	Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1A7
246	5.50%, 01/25/36	222,302
	Series 2005-85CB, Class 2A2
596	5.50%, 02/25/36	528,952
	Series 2005-J11, Class 1A3
783	5.50%, 11/25/35	742,984
	Series 2007-HY5R, Class 2A1A
532	5.544%(c), 03/25/47	522,292

	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-14, Class A3
606	6.25%, 09/25/36	566,184
	Series 2006-J2, Class 1A6
90	6.00%, 04/25/36	80,656
	Federal Home Loan Mortgage Corp., Series 74, Class F
13	6.00%, 10/15/20	14,534
	Series 83, Class Z
2	9.00%, 10/15/20	2,732
	Series 186, Class E
21	6.00%, 08/15/21	23,182
	Series 1058, Class H
6	8.00%, 04/15/21	7,270
	Series 1116, Class I
5	5.50%, 08/15/21	5,494
	Series 1120, Class L
27	8.00%, 07/15/21	30,670
	Series 2809, Class UC
425	4.00%, 06/15/19	449,698
	Series 2995, Class ST, IO
783	6.489%(c), 05/15/29	131,839
	Series 3279, Class SD, IO
2,491	6.169%(c), 02/15/37	366,155
	Series 3309, Class SC, IO
2,199	6.189%(c), 04/15/37	301,836
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-42, Class A5
161	7.50%, 02/25/42	189,487
	Federal National Mortgage Assoc., Series 56, Class 1
8	6.00%, 04/01/19	9,273
	Series 340, Class 2, IO
345	5.00%, 09/01/33	69,281
	Series 347, Class 2, IO
759	5.00%, 01/01/34	153,117
	Series 377, Class 2, IO
118	5.00%, 10/01/36	24,463
	Series 1988-19, Class J
10	8.50%, 07/25/18	10,795
	Series 1990-10, Class L
4	8.50%, 02/25/20	4,170
	Series 1990-108, Class G
9	7.00%, 09/25/20	10,168
	Series 1991-21, Class J
8	7.00%, 03/25/21	9,208
	Series 1992-113, Class Z
17	7.50%, 07/25/22	19,487
	Series 1993-223, Class ZA
228	6.50%, 12/25/23	252,097
	Series 2001-51, Class QN
195	6.00%, 10/25/16	210,543
	Series 2003-33, Class PT
103	4.50%, 05/25/33	109,490
	Series 2007-22, Class SD, IO
1,496	6.14%(c), 03/25/37	215,141
	Series G14, Class L
12	8.50%, 06/25/21	14,434
	Series G92-24, Class Z
12	6.50%, 04/25/22	13,917
	Series G92-59, Class D
63	6.00%, 10/25/22	70,049
	Series G94-4, Class PG
212	8.00%, 05/25/24	244,105
	First Boston Mortgage Securities Corp., Series B, Class I-O, IO
31	8.98%, 04/25/17	4,822
	Series B, Class P-O, PO
30	2.345%(s), 04/25/17	29,101

	Government National Mortgage Assoc., Series 2006-35, Class LO, PO
112	3.407%(s), 07/20/36	98,540
	Series 2006-38, Class XS, IO
946	6.989%(c), 09/16/35	178,004
	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2
86	3.005%(c), 04/25/35	76,265
	Series 2007-AR1, Class 2A1
278	5.547%(c), 03/25/47	213,742
	Series 2007-AR2, Class 1A1
263	5.562%(c), 05/25/47	196,390
	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3
404	5.50%, 06/25/37	399,745
	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 3A4
53	2.561%(c), 07/25/34	53,120
	Series 2007-12, Class 3A22
210	6.00%, 08/25/37	186,628
	Residential Asset Securitization Trust, Series 2004-A3, Class A7
666	5.25%, 06/25/34	675,814
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A2
183	5.433%(c), 07/25/36	154,122

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $7,350,258)	8,082,766

COMMERCIAL MORTGAGE-BACKED SECURITY — 2.4%
	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A2 (cost $645,272)
797	5.286%(c), 06/11/41	832,715

	TOTAL LONG-TERM INVESTMENTS (cost $54,279,086)	56,528.816

SHORT-TERM INVESTMENT — 8.5%
SHARES
AFFILIATED MONEY MARKET MUTUAL FUND
2,924,386	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,924,386)(w)	2,924,386

	TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 173.1% (cost $57,203,472)(p)	59,453,202

PRINCIPAL AMOUNT (000)#
SECURITY SOLD SHORT — (8.6)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
	Federal National Mortgage Assoc.
$3,000	4.00%, TBA (proceeds received $2,984,531)	(2,973,282)

	TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 164.5% (cost $54,218,941)	56,479,920
	Other liabilities in excess of other assets(x) — (64.5)%	(22,144,982)

	NET ASSETS — 100%	$ 34,334,938

The following abbreviations are used in the Portfolio descriptions:

IO	Interest Only
PO	Principal Only Securities
TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2011.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(p)	The United States federal income tax basis of the Schedule of Investments was $57,203,554; accordingly, net unrealized appreciation on investments for federal income tax purposes was $2,249,648 (gross unrealized appreciation $2,746,333; gross unrealized depreciation $496,685). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at January 31, 2011.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, and interest rate swaps as follows:

Futures contracts open at January 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2011	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
13	90 Day Euro Dollar	Mar. 2011	$3,236,025	$3,238,788	$2,763
5	20 Year U.S. Treasury Bonds	Mar. 2011	639,219	603,125	(36,094)

					(33,331)

	Short Positions:
43	2 Year U.S. Treasury Notes	Mar. 2011	9,432,846	9,425,063	7,783
57	10 Year U.S. Treasury Notes	Mar. 2011	6,875,581	6,885,421	(9,840)

					(2,057)

					$(35,388)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2011.

Interest rate swap agreements outstanding at January 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
Goldman Sachs(1)	06/24/20	$2,250	5.37%	3 Month LIBOR	$14,666	$—	$14,666
Goldman Sachs(1)	05/26/12	5,500	1.21%	3 Month LIBOR	(60,174)	—	(60,174)

					$(45,508)	$—	$(45,508)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2011.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Mortgage-Backed Obligations	$—	$47,613,335	$—
Residential Mortgage-Backed Securities	—	8,082,766	—
Commercial Mortgage-Backed Security	—	832,715	—
Affiliated Money Market Mutual Fund	2,924,386	—	—
Security Sold Short - U.S. Government Mortgage-Backed Obligation	—	(2,973,282)	—
Other Financial Instruments*
Futures	(35,388)	—	—
Interest rate swap agreements	—	(45,508)	—

Total	$2,888,998	$53,510,026	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

U.S. Government Money Market Portfolio

Schedule of Investments

as of January 31, 2011 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
FEDERAL HOME LOAN BANK — 11.7%
	Federal Home Loan Banks
$ 300	0.40%, 12/12/11	$ 299,988
500	0.41%, 12/12/11	500,000
500	0.45%, 12/23/11	500,000
2,000	1.50%, 04/13/11	2,004,899

	TOTAL FEDERAL HOME LOAN BANK (cost $3,304,887)	3,304,887

FEDERAL HOME LOAN MORTGAGE CORP.(n) — 27.2%
	Federal Home Loan Mortgage Corp.
3,658	0.19%, 05/02/11	3,656,262
1,000	0.23%, 03/14/11	999,738
3,000	0.27%, 03/01/11	2,999,370

	TOTAL FEDERAL HOME LOAN MORTGAGE CORP. (cost $7,655,370)	7,655,370

FEDERAL NATIONAL MORTGAGE ASSOC.(n) —16.7%
	Federal National Mortgage Assoc.
3,000	0.24%, 03/28/11	2,998,900
1,700	0.36%, 02/14/11	1,699,779

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOC. (cost $4,698,679)	4,698,679

SHARES
AFFILIATED MONEY MARKET MUTUAL FUND — 45.9%
12,936,577	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $12,936,577)(w)	12,936,577

	TOTAL INVESTMENTS — 101.5% (amortized cost $28,595,513)(h)	28,595,513
	Liabilities in excess of other assets — (1.5)%	(418,646)

	NET ASSETS —100%	$ 28,176,867

(h)	Federal income tax basis is the same as for financial reporting purposes.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Mortgage-Backed Obligations	$—	$15,658,936	$—
Affiliated Money Market Mutual Fund	12,936,577	—	—

Total	$12,936,577	$15,658,936	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued at their last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency exchange contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non-exchange traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Securities of sufficient credit quality held by the U.S. Government Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the Investment Company Act, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter, assuming a constant amortization to maturity of the difference between the principal amount due of maturity and the cost. Short-term debt securities of sufficient credit quality held by the other Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates fair value. Short-term debt securities held by the other Portfolios, which mature in more than 60 days, are valued at fair value.

Certain Portfolios invest in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Reverse Repurchase Agreements: Mortgage Backed Securities Portfolio enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust’s Board of Trustees. Interest on the value of reverse repurchase agreements entered into and outstanding is based upon competitive market rates at the time of execution of the agreement. At the time the Portfolio enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the lender containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Target Portfolio Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 21, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2011

*	Print the name and title of each signing officer under his or her signature.